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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7556
Liberty Variable Investment Trust
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	12/31/04

Date of reporting period:	9/30/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

September 30, 2004 (Unaudited)	Liberty Equity Fund, Variable Series

		Shares	Value ($)

Common Stocks – 99.1%
CONSUMER DISCRETIONARY – 11.3%
Hotels, Restaurants & Leisure – 1.5%
	Marriott International, Inc., Class A	3,900	202,644
	Wendy’s International, Inc.	9,700	325,920
	Hotels, Restaurants & Leisure Total		528,564
Internet & Catalog Retail – 0.8%
	eBay, Inc. (a)	3,000	275,820
	Internet & Catalog Retail Total		275,820
Media – 1.8%
	Viacom, Inc., Class B	18,530	621,867
	Media Total		621,867
Multiline Retail – 2.0%
	Target Corp.	15,170	686,442
	Multiline Retail Total		686,442
Specialty Retail – 5.2%
	Bed Bath & Beyond, Inc. (a)	8,900	330,279
	Home Depot, Inc.	17,210	674,632
	Lowe’s Companies, Inc.	15,480	841,338
	Specialty Retail Total		1,846,249
	CONSUMER DISCRETIONARY TOTAL		3,958,942
CONSUMER STAPLES – 12.1%
Beverages – 2.7%
	Coca-Cola Co.	8,040	322,002
	PepsiCo, Inc.	12,870	626,126
	Beverages Total		948,128
Food & Staples Retailing – 4.9%
	Costco Wholesale Corp.	14,790	614,673
	Wal-Mart Stores, Inc.	8,660	460,712
	Walgreen Co.	17,710	634,549
	Food & Staples Retailing Total		1,709,934
Food Products – 1.5%
	Bunge Ltd.	7,670	306,646
	Hershey Foods Corp.	4,480	209,261
	Food Products Total		515,907
Household Products – 2.5%
	Procter & Gamble Co.	16,600	898,392
	Household Products Total		898,392

1

		Shares	Value ($)
Personal Products – 0.5%
	Alberto-Culver Co., Class B	4,240	184,355
	Personal Products Total		184,355
	CONSUMER STAPLES TOTAL		4,256,716
ENERGY – 7.4%
Energy Equipment & Services – 2.9%
	Baker Hughes, Inc.	12,500	546,500
	National-Oilwell, Inc. (a)	14,700	483,042
	Energy Equipment & Services Total		1,029,542
Oil & Gas – 4.5%
	BP PLC, ADR	18,800	1,081,564
	EOG Resources, Inc.	7,500	493,875
	Oil & Gas Total		1,575,439
	ENERGY TOTAL		2,604,981
FINANCIALS – 19.7%
Capital Markets – 4.9%
	Bank of New York Co., Inc.	20,000	583,400
	Goldman Sachs Group, Inc.	8,300	773,892
	Merrill Lynch & Co., Inc.	7,360	365,939
	Capital Markets Total		1,723,231
Commercial Banks – 3.7%
	Wachovia Corp.	8,900	417,855
	Wells Fargo & Co.	14,800	882,524
	Commercial Banks Total		1,300,379
Diversified Financial Services – 5.4%
	Citigroup, Inc.	26,700	1,178,004
	JPMorgan Chase & Co.	18,100	719,113
	Diversified Financial Services Total		1,897,117
Insurance – 5.2%
	American International Group, Inc.	12,500	849,875
	Marsh & McLennan Companies, Inc.	12,500	572,000
	Willis Group Holdings Ltd.	11,100	415,140
	Insurance Total		1,837,015

2

		Shares	Value ($)
Thrifts & Mortgage Finance – 0.5%
	Fannie Mae	2,950	187,030
	Thrifts & Mortgage Finance Total		187,030
	FINANCIALS TOTAL		6,944,772
HEALTH CARE – 15.5%
Biotechnology – 1.1%
	Amgen, Inc. (a)	6,980	395,627
	Biotechnology Total		395,627
Health Care Equipment & Supplies – 5.2%
	Alcon, Inc.	10,000	802,000
	Boston Scientific Corp. (a)	8,940	355,186
	Medtronic, Inc.	12,670	657,573
	Health Care Equipment & Supplies Total		1,814,759
Health Care Providers & Services – 3.6%
	Caremark Rx, Inc. (a)	22,820	731,837
	WellPoint Health Networks, Inc. (a)	5,000	525,450
	Health Care Providers & Services Total		1,257,287
Pharmaceuticals – 5.6%
	Johnson & Johnson	9,000	506,970
	Pfizer, Inc.	31,460	962,676
	Teva Pharmaceutical Industries Ltd., ADR	19,780	513,291
	Pharmaceuticals Total		1,982,937
	HEALTH CARE TOTAL		5,450,610
INDUSTRIALS – 13.4%
Aerospace & Defense – 4.3%
	Boeing Co.	10,300	531,686
	United Technologies Corp.	10,500	980,490
	Aerospace & Defense Total		1,512,176
Commercial Services & Supplies – 1.5%
	Cendant Corp.	24,100	520,560
	Commercial Services & Supplies Total		520,560
Industrial Conglomerates – 5.3%
	3M Co.	3,880	310,284
	General Electric Co.	46,680	1,567,514
	Industrial Conglomerates Total		1,877,798

3

		Shares	Value ($)
Machinery – 2.3%
	Illinois Tool Works, Inc.	8,540	795,672
	Machinery Total		795,672
	INDUSTRIALS TOTAL		4,706,206
INFORMATION TECHNOLOGY – 18.7%
Communications Equipment – 3.0%
	Cisco Systems, Inc. (a)	57,800	1,046,180
	Communications Equipment Total		1,046,180
Computers & Peripherals – 4.6%
	Dell, Inc. (a)	24,300	865,080
	International Business Machines Corp.	3,800	325,812
	Lexmark International, Inc., Class A (a)	5,180	435,172
	Computers & Peripherals Total		1,626,064
Electronic Equipment & Instruments – 0.9%
	Flextronics International Ltd. (a)	24,730	327,672
	Electronic Equipment & Instruments Total		327,672
It Services – 0.4%
	Accenture Ltd., Class A (a)	5,000	135,250
	IT Services Total		135,250
Semiconductors & Semiconductor Equipment – 3.3%
	Analog Devices, Inc.	6,010	233,067
	Intel Corp.	31,230	626,474
	Marvell Technology Group Ltd. (a)	11,660	304,676
	Semiconductors & Semiconductor Equipment Total		1,164,217
Software – 6.5%
	Electronic Arts, Inc. (a)	4,640	213,394
	Microsoft Corp.	52,790	1,459,644
	Oracle Corp. (a)	35,480	400,214
	SAP AG, ADR	5,460	212,667
	Software Total		2,285,919
	INFORMATION TECHNOLOGY TOTAL		6,585,302
MATERIALS – 1.0%
Metals & Mining – 1.0%
	Phelps Dodge Corp.	3,800	349,714
	Metals & Mining Total		349,714
	MATERIALS TOTAL		349,714

	Total Common Stocks (cost of $30,132,450)		34,857,243

4

		Shares	Value ($)
Preferred Stocks – 0.9%
CONSUMER DISCRETIONARY – 0.9%
Media – 0.9%
	News Corp., Ltd., ADR	9,650	302,335
	Media Total		302,335
	CONSUMER DISCRETIONARY TOTAL		302,335

	Total Preferred Stocks (cost of $279,151)		302,335

	Total Investments – 100.0% (cost of $30,411,601)(b)		35,159,578

	Other Assets & Liabilities, Net – 0.0%		578

	Net Assets – 100.0%		35,160,156

Notes to Investment Portfolio:
(a)	Non-income producing security.
(b)	Cost for both financial statement and federal income tax purposes is the same.

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO

September 30, 2004 (Unaudited)	Liberty Growth & Income Fund, Variable Series

		Shares	Value ($)
Common Stocks – 97.6%
CONSUMER DISCRETIONARY – 6.2%
Hotels, Restaurants & Leisure – 0.8%
	Harrah’s Entertainment, Inc.	13,313	705,323
	McDonald’s Corp.	44,283	1,241,252
	Hotels, Restaurants & Leisure Total		1,946,575
Media – 3.3%
	Clear Channel Communications, Inc.	49,048	1,528,826
	McGraw-Hill Companies, Inc.	33,134	2,640,449
	Time Warner Inc. (a)	171,021	2,760,279
	Viacom, Inc., Class A	29,879	1,015,886
	Media Total		7,945,440
Multiline Retail – 0.2%
	May Department Stores Co.	22,959	588,439
	Multiline Retail Total		588,439
Specialty Retail – 1.9%
	Home Depot, Inc.	30,728	1,204,537
	Limited Brands	58,723	1,308,936
	Office Depot, Inc. (a)	143,363	2,154,746
	Specialty Retail Total		4,668,219
	CONSUMER DISCRETIONARY TOTAL		15,148,673
CONSUMER STAPLES – 10.0%
Beverages – 1.7%
	PepsiCo, Inc.	86,607	4,213,431
	Beverages Total		4,213,431
Food & Staples Retailing – 1.3%
	Costco Wholesale Corp.	74,775	3,107,649
	Food & Staples Retailing Total		3,107,649
Food Products – 2.2%
	ConAgra Foods, Inc.	91,711	2,357,890
	Kraft Foods, Inc., Class A	97,557	3,094,508
	Food Products Total		5,452,398
Household Products – 3.9%
	Clorox Co.	55,997	2,984,640
	Kimberly-Clark Corp.	50,669	3,272,711
	Procter & Gamble Co.	59,586	3,224,794
	Household Products Total		9,482,145

1

		Shares	Value ($)
Tobacco – 0.9%
	Altria Group, Inc.	49,809	2,343,015
	Tobacco Total		2,343,015
	CONSUMER STAPLES TOTAL		24,598,638
ENERGY – 13.5%
Energy Equipment & Services – 1.1%
	Halliburton Co.	80,378	2,707,935
	Energy Equipment & Services Total		2,707,935
Oil & Gas – 12.4%
	BP PLC, ADR	113,247	6,515,100
	ChevronTexaco Corp.	24,992	1,340,571
	ConocoPhillips	85,845	7,112,258
	Exxon Mobil Corp.	183,944	8,890,014
	Marathon Oil Corp.	87,041	3,593,052
	Royal Dutch Petroleum Co., N.Y. Shares	54,012	2,787,019
	Oil & Gas Total		30,238,014
	ENERGY TOTAL		32,945,949
FINANCIALS – 30.7%
Capital Markets – 3.6%
	Bank of New York Co. Inc.	104,487	3,047,886
	Goldman Sachs Group, Inc.	22,017	2,052,865
	Morgan Stanley	42,960	2,117,928
	State Street Corp.	35,938	1,534,912
	Capital Markets Total		8,753,591
Commercial Banks – 7.0%
	National City Corp.	64,585	2,494,273
	US Bancorp	197,348	5,703,357
	Wachovia Corp.	65,607	3,080,249
	Wells Fargo & Co.	97,218	5,797,109
	Commercial Banks Total		17,074,988
Consumer Finance – 0.8%
	MBNA Corp.	75,141	1,893,553
	Consumer Finance Total		1,893,553
Diversified Financials – 7.0%
	Citigroup Inc.	222,283	9,807,126
	JPMorgan Chase & Co.	188,059	7,471,584
	Diversified Financials Total		17,278,710
Insurance – 8.9%
	AFLAC, Inc.	36,252	1,421,441

2

		Shares	Value ($)
	Ambac Financial Group, Inc.	35,938	2,873,243
	American International Group, Inc.	77,837	5,292,138
	Chubb Corp.	17,662	1,241,285
	Hartford Financial Services Group, Inc.	31,268	1,936,427
	Lincoln National Corp.	65,951	3,099,697
	Marsh & McLennan Companies, Inc.	28,437	1,301,277
	St Paul Travelers Companies, Inc.	1	33
	Willis Group Holdings Ltd.	51,351	1,920,528
	XL Capital Ltd., Class A	36,630	2,710,254
	Insurance Total		21,796,323
Real Estate – 1.7%
	Archstone-Smith Trust, REIT	44,087	1,394,913
	AvalonBay Communities, Inc., REIT	15,100	909,322
	Kimco Realty Corp., REIT	30,003	1,539,154
	Vornado Realty Trust, REIT	3,749	234,987
	Real Estate		4,078,376
Thrifts & Mortgage Finance – 1.7%
	Countrywide Financial Corp.	46,650	1,837,543
	Freddie Mac	37,620	2,454,329
	Thrifts & Mortgage Finance Total		4,291,872
	FINANCIALS TOTAL		75,167,413
HEALTH CARE – 5.1%
Health Care Providers & Services – 2.3%
	Aetna, Inc.	55,812	5,577,293
	Health Care Providers & Services Total		5,577,293
Pharmaceuticals – 2.8%
	Bristol-Myers Squibb Co.	45,635	1,080,180
	Johnson & Johnson	23,820	1,341,781
	Merck & Co., Inc.	54,153	1,787,049
	Pfizer, Inc.	86,607	2,650,174
	Pharmaceuticals Total		6,859,184
	HEALTH CARE TOTAL		12,436,477
INDUSTRIALS – 11.7%
Aerospace & Defense – 3.9%
	General Dynamics Corp.	30,715	3,136,002
	Honeywell International, Inc.	37,718	1,352,567
	Raytheon Co.	36,867	1,400,209
	United Technologies Corp.	39,700	3,707,186
	Aerospace & Defense Total		9,595,964

3

		Shares	Value ($)
Commercial Services & Supplies – 1.7%
	Cendant Corp.	55,834	1,206,014
	Republic Services, Inc.	8,500	252,960
	Waste Management Inc.	97,200	2,657,448
	Commercial Services & Supplies Total		4,116,422
Industrial Conglomerates – 4.2%
	General Electric Co.	180,065	6,046,583
	Textron, Inc.	63,546	4,084,101
	Industrial Conglomerates Total		10,130,684
Machinery – 1.9%
	Deere & Co.	42,297	2,730,271
	Ingersoll-Rand Co., Ltd., Class A	28,579	1,942,515
	Machinery Total		4,672,786
	INDUSTRIALS TOTAL		28,515,856
INFORMATION TECHNOLOGY – 5.9%
Communications Equipment – 1.0%
	Nokia Oyj, ADR	174,155	2,389,407
	Communications Equipment Total		2,389,407
Computers & Peripherals – 2.0%
	International Business Machines Corp.	27,894	2,391,632
	Lexmark International, Inc., Class A (a)	29,993	2,519,712
	Computers & Peripherals Total		4,911,344
IT Services – 1.3%
	Accenture Ltd., Class A (a)	119,749	3,239,210
	IT Services Total		3,239,210
Office Electronics – 1.2%
	Xerox Corp. (a)	205,140	2,888,371
	Office Electronics Total		2,888,371
Software – 0.4%
	Microsoft Corp.	41,162	1,138,129
	Software Total		1,138,129
	INFORMATION TECHNOLOGY TOTAL		14,566,461
MATERIALS – 3.8%
Chemicals – 1.6%
	Air Products & Chemicals, Inc.	74,769	4,065,938
	Chemicals Total		4,065,938
Paper & Forest Products – 2.2%
	MeadWestvaco Corp.	98,726	3,149,360

4

		Shares	Value ($)
	Weyerhaeuser Co.	32,377	2,152,423
	Paper & Forest Products Total		5,301,783
	MATERIALS TOTAL		9,367,721
TELECOMMUNICATION SERVICES – 4.9%
Diversified Telecommunication Services – 4.9%
	BellSouth Corp.	72,490	1,965,929
	SBC Communications, Inc.	210,301	5,457,311
	Verizon Communications, Inc.	113,144	4,455,611
	Diversified Telecommunication Services Total		11,878,851
	TELECOMMUNICATION SERVICES TOTAL		11,878,851
UTILITIES – 5.8%
Electric Utilities – 5.8%
	American Electric Power Co., Inc.	82,637	2,641,079
	Consolidated Edison, Inc.	93,398	3,926,452
	Entergy Corp.	36,005	2,182,263
	PG&E Corp. (a)	29,500	896,800
	Southern Co.	11,125	333,527
	TXU Corp.	88,595	4,245,472
	Electric Utilities Total		14,225,593
	UTILITIES TOTAL		14,225,593

	Total Common Stocks (cost of $202,889,745)		238,851,632

Investment Management Companies – 1.0%
	iShares Russell 1000 Value Index Fund	42,570	2,578,039

	Total Investment Management Companies (cost of $2,570,132)		2,578,039

		Par ($)
Short-Term Obligation – 1.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/04, due 10/01/04 at 1.580%, collateralized by a U.S. Treasury Bond maturing 02/15/20, market value of $2,430,206 (repurchase proceeds $2,379,104) (Cost of $2,379,000)	2,379,000	2,379,000

	Total Short-Term Obligation (cost of $2,379,000)		2,379,000

5

Total Investments – 99.6% (cost of $207,838,877) (b)	243,808,671

Other Assets & Liabilities, Net – 0.4%	890,644

Net Assets – 100.0%	244,699,315

Notes to Investment Portfolio:
(a)	Non-income producing security.
(b)	Cost for both financial statement and federal income tax purposes is the same.

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

6

Investment Portfolio

Columbia High Yield Fund, Variable Series / September 30, 2004 (Unaudited)

				Par	Value
CORPORATE FIXED-INCOME BONDS & NOTES - 91.9%
Construction - 2.7%
Building Construction - 2.7%
KB Home:
	7.750%	02/01/10		$250,000	$270,625
	8.625%	12/15/08		400,000	451,000
	9.500%	02/15/11		150,000	166,875
Toll Corp.:
	8.000%	05/01/09		50,000	51,625
	8.250%	02/01/11		325,000	355,875
	8.250%	12/01/11		425,000	469,625
					1,765,625

Finance, Insurance & Real Estate - 1.1%
Real Estate - 1.1%
iStar Financial, Inc.:
	5.125%	04/01/11		200,000	196,528
	6.000%	12/15/10		30,000	30,989
	7.000%	03/15/08		85,000	90,648
	8.750%	08/15/08		381,000	434,069
					752,234

Industrial - 0.9%
Machinery - 0.9%
Westinghouse Air Brake,
	6.875%	07/31/13		605,000	620,125

Manufacturing - 17.6%
Chemicals & Allied Products - 3.1%
Acetex Corp.,
	10.875%	08/01/09		210,000	231,000
Airgas, Inc.:
	6.250%	07/15/14		200,000	200,000
	9.125%	10/01/11		350,000	393,750
Equistar Chemical Funding LP:
	10.125%	09/01/08		155,000	173,987
	10.625%	05/01/11		180,000	205,200
Ethyl Corp.,
	8.875%	05/01/10		255,000	275,400
MacDermid, Inc.,
	9.125%	07/15/11		300,000	334,875
Nalco Co.,
	7.750%	11/15/11		225,000	238,781
					2,052,993
Consumer Products - 2.2%
Hasbro, Inc.,
	6.150%	07/15/08		825,000	876,562
K2, Inc.,
	7.375%	07/01/14	(a)	260,000	274,056
Scotts Co.,
	6.625%	11/15/13		300,000	315,000
					1,465,618

Fabricated Metal Products - 0.8%
Kennametal, Inc.,
	7.200%	06/15/12		490,000	534,536

Food & Kindred Products - 4.0%
Constellation Brands, Inc.:
	8.000%	02/15/08		575,000	634,656
	8.125%	01/15/12		575,000	633,938
	8.625%	08/01/06		25,000	27,312
Cott Beverages, Inc.,
	8.000%	12/15/11		1,225,000	1,335,250
					2,631,156

Packaging - 3.6%
Ball Corp.:
	6.875%	12/15/12		1,045,000	1,118,150
	7.750%	08/01/06		100,000	106,500
Owens-Brockway Glass Container,
	8.875%	02/15/09		290,000	315,375
Owens-Illinois, Inc.:
	7.350%	05/15/08		50,000	51,500
	8.100%	05/15/07		50,000	52,500
Silgan Corp.,
	6.750%	11/15/13		735,000	749,700
					2,393,725

Paper & Forest Products - 1.5%
Smurfit-Stone Container Corp.:
	8.250%	10/01/12		400,000	440,000
	8.375%	07/01/12		125,000	137,500
	9.750%	02/01/11		350,000	387,625
					965,125

Printing & Publishing - 2.4%
Dex Media East LLC,
	12.125%	11/15/12		224,000	277,760
Houghton Mifflin Co.,
	9.875%	02/01/13		265,000	278,250
R.H. Donnelley Finance Corp.:
	10.875%	12/15/12		350,000	424,375
	10.875%	12/15/12	(a)	510,000	618,375
					1,598,760

Mining & Energy - 16.5%
Metals & Mining - 4.5%
Arch Western Financial LLC,
	6.750%	07/01/13	(a)	1,075,000	1,158,313
Peabody Energy Corp.,
	5.875%	04/15/16		125,000	122,969
	6.875%	03/15/13		1,070,000	1,158,275
Russel Metals, Inc.,
	6.375%	03/01/14		500,000	500,000
					2,939,557
Oil & Gas Extraction - 7.3%
Chesapeake Energy Corp.:
	7.500%	09/15/13		275,000	300,437
	7.750%	01/15/15		250,000	272,500
	8.125%	04/01/11		200,000	219,000
	8.375%	11/01/08		10,000	10,925
	9.000%	08/15/12		550,000	628,375
Newfield Exploration Co.,
	6.625%	09/01/14	(a)	825,000	858,000

Plains Exploration & Production Co.,
	7.125%	06/15/14	(a)	685,000	736,375
Pogo Producing Co.,
	8.250%	04/15/11		455,000	498,225
Pride International, Inc.,
	7.375%	07/15/14	(a)	625,000	684,375
Vintage Petroleum, Inc.:
	7.875%	05/15/11		300,000	321,000
	8.250%	05/01/12		290,000	321,900
					4,851,112

Oil & Gas Field Services - 4.7%
Grant Prideco, Inc.:
	9.000%	12/15/09		25,000	28,000
	9.625%	12/01/07		1,200,000	1,347,000
Key Energy Services, Inc.,
	6.375%	05/01/13		145,000	145,000
Offshore Logistics, Inc.,
	6.125%	06/15/13		570,000	575,700
Suburban Propane Partners,
	6.875%	12/15/13		265,000	272,950
Universal Compression, Inc.,
	7.250%	05/15/10		695,000	738,437
					3,107,087

Retail Trade - 5.3%
Automobiles - 1.8%
AutoNation, Inc.,
	9.000%	08/01/08		630,000	722,925
Group 1 Automotive, Inc.,
	8.250%	08/15/13		450,000	475,875
					1,198,800

Miscellaneous Retail - 1.9%
Couche-Tard,
	7.500%	12/15/13		745,000	793,425
Finlay Fine Jewelry Corp.,
	8.375%	06/01/12	(a)	405,000	435,375
					1,228,800

Restaurants - 1.6%
Dominos, Inc.,
	8.250%	07/01/11		325,000	350,188
Tricon Global Restaurants, Inc.,
	8.875%	04/15/11		575,000	710,982
					1,061,170

Services - 26.1%
Amusement & Recreation - 4.1%
Cinemark USA, Inc.,
	9.000%	02/01/13		485,000	543,200
Royal Caribbean Cruises:
	6.750%	03/15/08		145,000	154,425
	6.875%	12/01/13		100,000	106,375
	8.000%	05/15/10		115,000	129,663
	8.750%	02/02/11		890,000	1,039,075

Speedway Motorsports, Inc.,
	6.750%	06/01/13		740,000	771,450
					2,744,188

Business Services - 1.9%
Iron Mountain, Inc.:
	7.750%	01/15/15		230,000	246,675
	8.625%	04/01/13		900,000	978,750
					1,225,425

Casinos & Gaming - 7.8
Harrah’s Operating Co., Inc.,
	7.875%	12/15/05		800,000	842,000
MGM Mirage:
	6.000%	10/01/09		250,000	253,750
	9.750%	06/01/07		990,000	1,101,375
Park Place Entertainment:
	7.875%	03/15/10		100,000	112,750
	8.875%	09/15/08		150,000	170,625
	9.375%	02/15/07		750,000	832,500
Station Casinos, Inc.:
	6.500%	02/01/14		870,000	891,750
	6.875%	03/01/16		570,000	585,675
Sun International Hotels,
	8.875%	08/15/11		320,000	351,200
					5,141,625

Health Services - 9.3%
AmerisourceBergen Corp.:
	7.250%	11/15/12		330,000	357,225
	8.125%	09/01/08		200,000	221,000
Extendicare Health Services, Inc.:
	6.875%	05/01/14		455,000	459,550
	9.500%	07/01/10		45,000	50,288
Fisher Scientific International, Inc.,
	6.750%	08/15/14	(a)	610,000	640,500
HCA, Inc.,
	6.950%	05/01/12		625,000	674,406
Omnicare, Inc.:
	6.125%	06/01/13		400,000	402,000
	8.125%	03/15/11		420,000	456,750
Province Healthcare Co.,
	7.500%	06/01/13		550,000	618,750
Select Medical Corp.:
	7.500%	08/01/13		700,000	733,250
	9.500%	06/15/09		425,000	463,250
Triad Hospital, Inc.:
	7.000%	05/15/12		525,000	551,906
	7.000%	11/15/13		500,000	506,250
					6,135,125

Hotels, Camps & Lodging - 0.9%
ITT Corp.,
	6.750%	11/15/05		35,000	36,260
Starwood Hotels & Resorts Worldwide, Inc.:
	7.375%	05/01/07		200,000	215,500
	7.875%	05/01/12		290,000	329,513
					581,273

Other Services - 1.2%
Corrections Corp. of America:
	7.500%	05/01/11		475,000	501,718
	9.875%	05/01/09		275,000	307,656
					809,374

Rental Services - 0.9%
United Rentals, Inc.:
	7.000%	02/15/14		125,000	111,250
	7.750%	11/15/13		535,000	500,225
					611,475

Transportation, Communications, Electric, Gas & Sanitary Services - 21.7%
Aerospace - 3.7%
K&F Industries,
	9.625%	12/15/10		545,000	607,675
L-3 Communications Corp.,
	6.125%	07/15/13		340,000	344,250
	7.625%	06/15/12		960,000	1,058,400
Transdigm, Inc.,
	8.375%	07/15/11		375,000	401,250
					2,411,575

Broadcasting - 1.9%
Emmis Operating Co.,
	6.875%	05/15/12		160,000	165,400
LIN Television Corp.,
	6.500%	05/15/13		600,000	609,000
Sinclair Broadcast Group, Inc.,
	8.750%	12/15/11		450,000	490,500
					1,264,900

Cable - 5.7%
DirecTV Holdings Finance,
	8.375%	03/15/13		1,040,000	1,185,600
EchoStar DBS Corp.:
	5.750%	10/01/08		780,000	783,900
	6.625%	10/01/14	(a)(b)	450,000	445,500
Rogers Cable, Inc.,
	6.250%	06/15/13		1,075,000	1,051,329
	7.875%	05/01/12		275,000	299,626
					3,765,955

Diversified Media - 2.5%
Lamar Media Corp.,
	7.250%	01/01/13		1,300,000	1,400,750
Warner Music Group,
	7.375%	04/15/14	(a)	240,000	247,800
					1,648,550

Environmental Services - 2.1%
Allied Waste North America, Inc.:
	6.375%	04/15/11		225,000	219,938
	6.500%	11/15/10		560,000	550,200
	7.375%	04/15/14		300,000	288,750
	9.250%	09/01/12		150,000	166,875
Synagro Technologies, Inc.,
	9.500%	04/01/09		175,000	186,375
					1,412,138

Marine Transportation - 1.8%
Teekay Shipping Corp.,
	8.875%	07/15/11		1,035,000	1,169,550
Pipelines - 1.0%
Williams Co., Inc.:
	7.125%	09/01/11		65,000	71,175
	8.125%	03/15/12		535,000	615,250
					686,425
Technology-1.1%
Freescale Semiconductor, Inc.,
	6.875%	07/15/11	(a)	715,000	740,025
Telecommunications - 1.9%
Nextel Communications, Inc.:
	5.950%	03/15/14		535,000	526,975
	7.375%	08/01/15		625,000	670,313
	9.500%	02/01/11		60,000	67,950
					1,265,238

Total Corporate Fixed-Income Bonds & Notes (cost of $59,278,259)					60,779,264

	Units
WARRANTS (c)(e) - 0.0%
Transportation, Communications, Electric, Gas & Sanitary Services - 0.0%
Cable - 0.0%
Cable Satisfaction International, Inc.,
Expires 03/01/05 (a)(d)	220	—
Ono Finance PLC,
Expires 03/16/11 (a)(d)	85	—
		—

Communication Services - 0.0%
UbiquiTel, Inc.,
Expires 04/15/10 (a)(d)	50	—

Motor Freight & Warehousing - 0.0%
QDI LLC,
Expires 01/15/07 (a)	153	170

Telecommunications - 0.0%
Carrier 1 International SA,
Expires 02/19/09 (a)(d)	113	—
Horizon PCS, Inc.,
Expires 10/01/10 (a)(d)	145	—
Jazztel PLC,
Expires 07/15/10 (d)	60	—
		—
Total Warrants (cost of $5,213)		170

	Shares
COMMON STOCK (c)(d)(e)- 0.0%
Transportation, Communications, Electric, Gas & Sanitary Services - 0.0%
Pollution Control - 0.0%
Fairlane Management Corp. (cost of $0)	1,200	—

	Par
SHORT-TERM OBLIGATION - 7.8%
Repurchase agreement with State Street Bank & Trust Co., dated 09/30/04, due 10/01/04 at 1.570%, collateralized by a U.S. Treasury Note maturing 08/15/12, market value $5,231,200 (repurchase proceeds $5,124,223) (cost of $5,124,000)	$5,124,000	5,124,000

Total Investments - 99.7% (cost of $64,407,472) (f)		65,903,434

Other Assets & Liabilities, Net - 0.3%		195,770
Net Assets - 100.0%		$66,099,204

Notes to Investment Portfolio:

(a)     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $6,838,864 which represents 10.3% of net assets.

(b)    Security purchased on a delayed delivery basis.

(c)     Non-income producing security.

(d)    Security has no value.

(e)     Represents fair value as determined in good faith under the direction of the Board of Trustees.

(f)       Cost for federal income tax purposes is $64,698,968.

INVESTMENT PORTFOLIO

September 30, 2004 (Unaudited)	Columbia International Fund, Variable Series

		Shares	Value ($)
Common Stocks – 97.1%
CONSUMER DISCRETIONARY – 14.3%
Auto Components – 1.3%
	Continental AG	6,500	354,107
	Denso Corp.	22,800	540,238
	Auto Components Total		894,345
Automobiles – 2.9%
	Renault SA	14,000	1,148,336
	Toyota Motor Corp.	23,700	909,704
	Automobiles Total		2,058,040
Hotels, Restaurants & Leisure – 1.2%
	Carnival Corp.	11,100	524,919
	OPAP SA	18,200	350,343
	Hotels, Restaurants & Leisure Total		875,262
Household Durables – 2.3%
	Funai Electric Co., Ltd.	2,800	378,462
	Koninklijke (Royal) Philips Electronics NV	23,900	549,258
	Matsushita Electric Industrial Co., Ltd.	55,000	735,870
	Household Durables Total		1,663,590
Leisure Equipment & Products – 0.8%
	Fuji Photo Film Co., Ltd.	16,000	526,872
	Leisure Equipment & Products Total		526,872
Media – 3.6%
	Dentsu, Inc.	118	316,630
	JC Decaux SA (a)	30,100	685,762
	News Corp. Ltd.	45,300	372,589
	Pearson PLC	79,000	846,121
	WPP Group PLC	37,400	349,203
	Media Total		2,570,305
Multiline Retail – 0.8%
	Takashimaya Co., Ltd.	17,000	141,791
	Wal-Mart de Mexico SA de CV, Series V	119,600	406,510
	Multiline Retail Total		548,301
Specialty Retail – 0.6%
	Aoyama Trading Co., Ltd.	6,600	150,410
	Nitori Co., Ltd.	5,200	298,939
	Specialty Retail Total		449,349

1

		Shares	Value ($)
Textiles, Apparel & Luxury Goods – 0.8%
	Burberry Group PLC	88,400	597,552
	Textiles, Apparel & Luxury Goods Total		597,552
	CONSUMER DISCRETIONARY TOTAL		10,183,616
CONSUMER STAPLES – 10.1%
Beverages – 1.6%
	Diageo PLC	59,400	743,340
	SABMiller PLC	28,966	383,224
	Beverages Total		1,126,564
Food & Staples Retailing – 1.6%
	Aeon Co., Ltd.	9,300	150,699
	Aeon Co., Ltd., New Shares	9,300	148,556
	Metro AG	12,152	543,472
	William Morrison Supermarkets PLC	87,325	304,873
	Food & Staples Retailing Total		1,147,600
Food Products – 3.7%
	Ajinomoto Co., Inc.	31,000	355,294
	Nestle SA, Registered Shares	5,811	1,334,497
	Unilever PLC	121,640	992,118
	Food Products Total		2,681,909
Household Products – 2.2%
	Kao Corp.	29,000	642,318
	Reckitt Benckiser PLC	36,727	901,442
	Household Products Total		1,543,760
Tobacco – 1.0%
	Imperial Tobacco Group PLC	33,889	740,223
	Tobacco Total		740,223
	CONSUMER STAPLES TOTAL		7,240,056
ENERGY – 11.2%
Energy Equipment & Services – 0.3%
	Saipem S.p.A.	17,100	192,486
	Energy Equipment & Services Total		192,486
Oil & Gas – 10.9%
	BG Group PLC	54,771	368,480
	BP PLC	179,800	1,721,607
	EnCana Corp.	25,200	1,166,213
	ENI S.p.A.	82,000	1,839,329
	Fortum Oyj	25,400	355,304
	Norsk Hydro ASA	5,660	412,908
	PTT Public Co., Ltd., NVDR	147,000	599,783

2

		Shares	Value ($)
	Shell Transport & Trading Co., PLC	77,100	567,104
	Total SA	3,900	796,017
	Oil & Gas Total		7,826,745
	ENERGY TOTAL		8,019,231
FINANCIALS – 22.6%
Capital Markets – 0.5%
	Deutsche Bank AG, Registered Shares	5,269	379,562
	Capital Markets Total		379,562
Commercial Banks – 14.5%
	Anglo Irish Bank Corp., PLC	33,600	616,507
	Banco Popolare di Verona e Novara	23,100	405,659
	Banco Popular Espanol SA	8,170	454,702
	Bank of Ireland	37,068	499,944
	Barclays PLC	88,170	847,852
	BNP Paribas SA	14,691	951,336
	Credit Agricole SA	15,500	423,812
	Danske Bank A/S	16,400	431,537
	DNB NOR ASA	46,600	369,423
	Erste Bank der oesterreichischen Sparkassen AG	9,415	392,466
	Hansabank Ltd.	38,400	347,961
	HBOS PLC	29,780	403,044
	Kookmin Bank, ADR (a)	10,300	327,952
	Lloyds TSB Group PLC	49,650	388,654
	Mitsubishi Tokyo Financial Group, Inc.	65	542,937
	Mizuho Financial Group, Inc.	101	380,311
	National Bank of Greece SA	17,355	422,044
	Royal Bank of Scotland Group PLC	33,420	967,592
	Skandinaviska Enskilda Banken AB, Class A	55,600	859,635
	Sumitomo Mitsui Financial Group, Inc.	61	349,534
	Commercial Banks Total		10,382,902
Diversified Financials – 1.9%
	Credit Saison Co., Ltd.	5,800	178,842
	ING Groep NV	47,157	1,191,282
	Diversified Financials Total		1,370,124
Insurance – 4.8%
	Aegon NV	16,700	180,640
	Allianz AG, Registered Shares	5,552	560,355
	Axa	18,300	371,402
	Irish Life & Permanent PLC	31,800	513,889

3

		Shares	Value ($)
	Millea Holdings, Inc.	55	710,390
	Mitsui Sumitomo Insurance Co., Ltd.	42,000	347,238
	Riunione Adriatica di Sicurta S.p.A. (a)	12,982	249,885
	T&D Holdings, Inc. (a)	10,800	474,715
	Insurance Total		3,408,514
Real Estate – 0.9%
	Mitsubishi Estate Co., Ltd.	27,000	282,411
	Sumitomo Realty & Development Co., Ltd.	14,000	149,376
	Swire Pacific Ltd., Class A	25,500	177,215
	Real Estate Total		609,002
	FINANCIALS TOTAL		16,150,104
HEALTH CARE – 11.2%
Health Care Equipment & Supplies – 2.2%
	Nobel Biocare Holding AG	1,800	279,868
	Smith & Nephew PLC	115,697	1,066,407
	Synthes, Inc. (a)	1,800	196,536
	Health Care Equipment & Supplies Total		1,542,811
Pharmaceuticals – 9.0%
	AstraZeneca PLC	20,200	829,606
	Chugai Pharmaceutical Co., Ltd.	34,200	494,314
	GlaxoSmithKline PLC	58,300	1,260,026
	Novartis AG, Registered Shares	21,950	1,024,345
	Sanofi-Aventis	14,600	1,062,342
	Takeda Pharmaceutical Co., Ltd.	25,400	1,155,200
	Teva Pharmaceutical Industries Ltd., ADR	23,600	612,420
	Pharmaceuticals Total		6,438,253
	HEALTH CARE TOTAL		7,981,064
INDUSTRIALS – 8.5%
Building Products – 0.5%
	Wienerberger AG	9,591	360,251
	Building Products Total		360,251
Commercial Services & Supplies – 0.8%
	Randstad Holding NV	14,900	540,140
	Commercial Services & Supplies Total		540,140
Construction & Engineering – 1.9%
	JGC Corp.	37,000	379,763

4

		Shares	Value ($)
	Shimizu Corp.	95,000	379,411
	Vinci SA	5,290	609,726
	Construction & Engineering Total		1,368,900
Industrial Conglomerates – 1.9%
	Hutchison Whampoa Ltd.	46,000	359,404
	NIWS Co., Ltd.	66	167,870
	Siemens AG, Registered Shares	5,549	408,992
	Smiths Group PLC	28,491	383,425
	Industrial Conglomerates Total		1,319,691
Machinery – 2.2%
	Atlas Copco AB, Class B	22,900	808,326
	Heidelberger Druckmaschinen AG (a)	12,800	382,065
	Volvo AB, Class B	11,100	392,222
	Machinery Total		1,582,613
Road & Rail – 0.6%
	Canadian National Railway Co.	9,273	454,659
	Road & Rail Total		454,659
Trading Companies & Distributors – 0.6%
	Mitsubishi Corp.	41,000	443,857
	Trading Companies & Distributors Total		443,857
	INDUSTRIALS TOTAL		6,070,111
INFORMATION TECHNOLOGY – 2.8%
Electronic Equipment & Instruments – 1.8%
	Samsung Electronics Co., Ltd., GDR, Registered Shares	3,143	624,685
	Tandberg ASA	41,000	370,769
	TDK Corp.	4,400	293,743
	Electronic Equipment & Instruments Total		1,289,197
Office Electronics – 1.0%
	Canon, Inc.	14,900	701,350
	Office Electronics Total		701,350
	INFORMATION TECHNOLOGY TOTAL		1,990,547
MATERIALS – 5.7%
Chemicals – 4.5%
	BASF AG	15,600	921,098
	L’Air Liquide SA	3,586	563,865
	Linde AG	8,400	485,091
	Novozymes A/S, Class B	4,150	187,270
	Syngenta AG (a)	11,000	1,051,653
	Chemicals Total		3,208,977

5

		Shares	Value ($)
Construction Materials – 0.8%
	Cemex SA de CV, ADR	19,600	551,544
	Construction Materials Total		551,544
Paper & Forest Products – 0.4%
	UPM-Kymmene Oyj	17,600	335,544
	Paper & Forest Products Total		335,544
	MATERIALS TOTAL		4,096,065
TELECOMMUNICATION SERVICES – 7.0%
Diversified Telecommunication Services – 4.4%
	Belgacom SA (a)	11,100	398,135
	Bharti Tele-Ventures Ltd. (a)	103,400	328,870
	Deutsche Telekom AG, Registered Shares (a)	23,326	433,669
	France Telecom SA	15,049	375,991
	Nippon Telegraph & Telephone Corp.	96	384,071
	TDC A/S	11,200	396,198
	Telecom Italia S.p.A.	122,856	379,844
	Telefonaktiebolaget LM Ericsson, ADR (a)	15,000	468,600
	Diversified Telecommunication Services Total		3,165,378
Wireless Telecommunication Services – 2.6%
	Hutchison Telecommunications International Ltd., Reserved Shares (a)(b)	613	—
	NTT DoCoMo, Inc.	295	502,924
	Vodafone Group PLC	557,900	1,338,982
	Wireless Telecommunication Services Total		1,841,906
	TELECOMMUNICATION SERVICES TOTAL		5,007,284
UTILITIES – 3.7%
Electric Utilities – 1.6%
	E.ON AG	9,874	729,385
	Scottish Power PLC (Great Britain)	53,502	409,789
	Electric Utilities Total		1,139,174
Gas Utilities – 1.1%
	Centrica PLC	80,000	364,319
	Enagas	36,300	435,021
	Gas Utilities Total		799,340

6

		Shares	Value ($)
Multi-Utilities & Unregulated Power – 1.0%
	National Grid Transco PLC	79,850	676,617
	Multi-Utilities & Unregulated Power Total		676,617
	UTILITIES TOTAL		2,615,131
	Total Common Stocks (cost of $60,866,256)		69,353,209
Preferred Stocks – 1.0%
CONSUMER DISCRETIONARY – 1.0%
Automobiles – 1.0%
	Porsche AG	1,100	716,211
	Automobiles Total		716,211
	CONSUMER DISCRETIONARY TOTAL		716,211
	Total Preferred Stocks (cost of $703,184)		716,211

		Par ($)
Short-Term Obligation – 0.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/04, due 10/01/04 at 1.580%, collateralized by a U.S. Treasury Note maturing 08/15/07, market value $592,650 (repurchase proceeds $576,025)	576,000	576,000

	Total Short-Term Obligations (cost of $576,000)		576,000

	Total Investments – 98.9% (cost of $62,145,440)(c)		70,645,420

	Other Assets & Liabilities, Net – 1.1%		776,963

	Net Assets – 100.0%		71,422,383

Notes to Investment Portfolio:
(a)	Non-income producing security.
(b)	Security has no value.
(c)	Cost for both financial statement and federal income tax purposes is the same.

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

7

Summary of Securities by Country (Unaudited)	Value:	% of Total Investments
United Kingdom	$17,451,600	24.7%
Japan	13,614,040	19.3
France	6,988,589	9.9
Germany	5,914,007	8.4
Switzerland	3,690,363	5.2
Italy	3,067,203	4.3
Sweden	2,528,783	3.6
Netherlands	2,461,320	3.5
Ireland	1,630,340	2.3
Canada	1,620,872	2.3
Norway	1,153,100	1.6
Denmark	1,015,005	1.4
Mexico	958,054	1.3
South Korea	952,637	1.3
Spain	889,723	1.3
United States*	772,536	1.1
Greece	772,387	1.1
Austria	752,717	1.1
Finland	690,848	1.0
Israel	612,420	0.9
Thailand	599,783	0.8
Hong Kong	536,619	0.8
Panama	524,919	0.7
Belgium	398,135	0.6
Australia	372,589	0.5
Estonia	347,961	0.5
India	328,870	0.5

	$70,645,420	100.0%

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

* Includes short-term obligation.

8

INVESTMENT PORTFOLIO

September 30, 2004 (Unaudited)	Newport Tiger Fund, Variable Series

		Shares	Value ($)
Common Stocks – 99.9%
CONSUMER DISCRETIONARY – 15.0%
Automobiles – 5.0%
	Bajaj Auto Ltd.	3,611	80,510
	Hyundai Motor Co., Ltd.	13,950	642,674
	Maruti Udyog Ltd.	32,585	251,352
	PT Astra International, Inc.	475,500	355,555
	Automobiles Total		1,330,091
Distributors – 2.9%
	Li & Fung Ltd.	556,000	793,848
	Distributors Total		793,848
Hotels, Restaurants & Leisure – 1.3%
	Genting Berhad	78,000	346,745
	Hotels, Restaurants & Leisure Total		346,745
Media – 3.6%
	Astro All Asia Networks PLC (a)	62,300	79,990
	Singapore Press Holdings Ltd.	259,197	730,679
	Television Broadcasts Ltd.	33,000	147,134
	Media Total		957,803
Specialty Retail – 2.2%
	Esprit Holdings Ltd.	115,000	588,819
	Specialty Retail Total		588,819
	CONSUMER DISCRETIONARY TOTAL		4,017,306
CONSUMER STAPLES – 1.5%
Food Products – 1.5%
	People’s Food Holdings Ltd.	298,000	205,184
	Thai Union Frozen Products Public Co., Ltd.	320,100	199,150
	Food Products Total		404,334
	CONSUMER STAPLES TOTAL		404,334
FINANCIALS – 39.7%
Commercial Banks – 19.2%
	Bangkok Bank Public Co., Ltd., NVDR (a)	269,400	614,638
	Bank Rakyat Indonesia	1,701,500	380,824
	Chinatrust Financial Holding Co., Ltd.	524,158	564,127
	Dah Sing Financial Group	20,400	146,443
	Hong Leong Bank Berhad	420,300	569,680
	Kasikornbank Public Co., Ltd., NVDR (a)	390,300	424,034
	Kookmin Bank (a)	19,943	632,980
	Oversea-Chinese Banking Corp., Ltd.	38,000	315,925
	Public Bank Berhad	229,293	428,082

1

		Shares	Value ($)
	Standard Chartered PLC	21,937	377,243
	United Overseas Bank Ltd.	85,000	691,491
	Commercial Banks Total		5,145,467
Diversified Financial Services – 3.8%
	Hong Leong Credit Berhad	52,200	59,585
	Housing Development Finance Corp., Ltd.	71,237	946,432
	Diversified Financial Services Total		1,006,017
Insurance – 3.2%
	Cathay Financial Holding Co., Ltd.	256,000	481,591
	Samsung Fire & Marine Insurance Co., Ltd.	6,670	384,827
	Insurance Total		866,418
Real Estate – 13.5%
	City Developments Ltd.	147,000	572,672
	Henderson Land Development Co., Ltd.	124,000	592,376
	Land & Houses Public Co., Ltd., NVDR	1,695,700	372,546
	SM Prime Holdings, Inc.	2,464,000	275,757
	Sun Hung Kai Properties Ltd.	148,000	1,393,953
	Swire Pacific Ltd., Class A	58,000	403,077
	Real Estate Total		3,610,381
	FINANCIALS TOTAL		10,628,283
HEALTH CARE – 2.5%
Health Care Equipment & Supplies – 0.3%
	Pihsiang Machinery Manufacturing Co., Ltd.	44,054	77,769
	Health Care Equipment & Supplies Total		77,769
Pharmaceuticals – 2.2%
	Dr. Reddy’s Laboratories Ltd., ADR	18,300	294,996
	Ranbaxy Laboratories Ltd.	12,853	305,197
	Pharmaceuticals Total		600,193
	HEALTH CARE TOTAL		677,962
INDUSTRIALS – 3.4%
Industrial Conglomerates – 2.3%
	China Merchants Holdings International Co., Ltd.	201,000	302,612
	Hutchison Whampoa Ltd.	39,500	308,619
	Industrial Conglomerates Total		611,231

2

		Shares	Value ($)
Machinery – 0.4%
	Bharat Forge Ltd.	6,138	108,427
	Machinery Total		108,427
Transportation Infrastructure – 0.7%
	Zhejiang Expressway Co., Ltd., Class H	284,000	185,496
	Transportation Infrastructure Total		185,496
	INDUSTRIALS TOTAL		905,154
INFORMATION TECHNOLOGY – 23.7%
Computers & Peripherals – 2.3%
	Acer, Inc.	190,442	257,687
	Lite-On Technology Corp.	392,700	364,974
	Computers & Peripherals Total		622,661
Electronic Equipment & Instruments – 4.8%
	Hon Hai Precision Industry Co., Ltd.	169,147	580,535
	Interflex Co., Ltd.	6,254	130,328
	MFS Technology Ltd.	262,500	131,172
	Synnex Technology International Corp.	132,000	188,079
	Venture Corp., Ltd.	26,000	254,560
	Electronic Equipment & Instruments Total		1,284,674
Internet Software & Services – 1.4%
	NCSoft Corp. (a)	4,560	375,841
	Internet Software & Services Total		375,841
IT Services – 3.2%
	Infosys Technologies Ltd.	23,364	862,521
	IT Services Total		862,521
Semiconductors & Semiconductor Equipment – 12.0%
	MediaTek, Inc.	18,895	127,056
	Samsung Electronics Co., Ltd.	5,130	2,037,418

3

		Shares	Value ($)
	Taiwan Semiconductor Manufacturing Co., Ltd.	820,108	1,041,444
	Semiconductors & Semiconductor Equipment Total		3,205,918
	INFORMATION TECHNOLOGY TOTAL		6,351,615
MATERIALS – 2.3%
Construction Materials – 2.3%
	Siam Cement Public Co., Ltd., NVDR	105,750	607,641
	Construction Materials Total		607,641
	MATERIALS TOTAL		607,641
TELECOMMUNICATION SERVICES – 7.5%
Diversified Telecommunication Services – 1.3%
	PT Telekomunikasi Indonesia	753,200	341,503
	Diversified Telecommunication Services Total		341,503
Wireless Telecommunication Services – 6.2%
	China Mobile Hong Kong Ltd.	358,500	1,092,699
	Hutchison Telecom International Reserved Shares (b)	527	—
	Taiwan Cellular Corp.	595,000	571,187
	Wireless Telecommunication Services Total		1,663,886
	TELECOMMUNICATION SERVICES TOTAL		2,005,389
UTILITIES – 4.3%
Electric Utilities – 1.7%
	Datang International Power Generation Co., Ltd., Class H	254,000	206,637
	Huaneng Power International, Inc., Class H	320,000	258,620
	Electric Utilities Total		465,257
Gas Utilities – 2.6%
	Hong Kong & China Gas Co., Ltd.	260,002	488,210
	Xinao Gas Holdings Ltd. (a)	392,000	200,076
	Gas Utilities Total		688,286
	UTILITIES TOTAL		1,153,543
	Total Common Stocks (cost of $20,165,505)		26,751,227

4

		Units	Value ($)
Warrants – 0.1% (a)
FINANCIALS – 0.1%
Real Estate – 0.1%
	City Developments Ltd.	15,600	38,177
	Real Estate Total		38,177
	FINANCIALS TOTAL		38,177
	Total Warrants (cost of $—)		38,177

Rights – 0.0% (a)
INDUSTRIALS – 0.0%
Machinery– 0.0%
	Bharat Forge Ltd.	155	—
	Machinery Total		—
	INDUSTRIALS TOTAL		—
	Total Rights (cost of $66,207)		—

		Par ($)
Short–Term Obligation – 1.4%
	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/04, due 10/01/04 at 1.580%, collateralized by a U.S. Treasury Bond maturing 08/15/27, market value $387,100 (repurchase proceeds $377,017)	377,000	377,000

	Total Short–Term Obligation (cost of $377,000)		377,000

	Total Investments – 101.4% (cost of $20,608,712) (c)		27,166,404

	Other Assets & Liabilities, Net – (1.4)%		(384,215)

	Net Assets – 100.0%		26,782,189

Notes to Investment Portfolio:
(a)	Non-income producing security.
(b)	Security has no value.
(c)	Cost for both financial statements and federal tax purposes is the same.

5

The Fund was invested in the following countries at September 30, 2004:

Summary of Securities		% of Total
by Country	Value	Investments
Hong Kong	$6,457,863	23.8%
Taiwan	4,254,449	15.6
Korea	4,204,068	15.4
India	2,849,437	10.5
Singapore	2,939,859	10.8
Thailand	2,218,010	8.2
Malaysia	1,404,092	5.2
Indonesia	1,077,882	4.0
China	650,753	2.4
United Kingdom	457,234	1.7
United States*	377,000	1.4
Philippines	275,757	1.0
	$27,166,404	100.0%

* Includes Short-Term Obligation.

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym	Name

ADR	American Depositary Receipt
NVDR	Non-voting Depositary Receipt

6

INVESTMENT PORTFOLIO

September 30, 2004 (Unaudited)	Columbia Real Estate Equity Fund, Variable Series

		Shares	Value ($)
Common Stocks – 97.9%
CONSUMER DISCRETIONARY – 12.1%
Hotels, Restaurants & Leisure – 12.1%
	Hilton Hotels Corp.	9,325	175,683
	La Quinta Corp. (a)	7,610	59,358
	Marriott International, Inc., Class A	2,040	105,998
	Starwood Hotels & Resorts Worldwide, Inc.	2,685	124,638
	Hotels, Restaurants & Leisure Total		465,677
	CONSUMER DISCRETIONARY TOTAL		465,677
FINANCIALS – 73.1%
Real Estate – 73.1%
	Alexandria Real Estate Equities, Inc., REIT	2,380	156,414
	Archstone-Smith Trust, REIT	2,540	80,366
	AvalonBay Communities, Inc., REIT	1,400	84,308
	Boston Properties, Inc., REIT	985	54,559
	Brookfield Properties Corp.	1,800	58,068
	CenterPoint Properties Trust, REIT	1,950	84,981
	Corporate Office Properties Trust, REIT	1,600	40,992
	Cousins Properties, Inc., REIT	5,300	181,843
	Duke Realty Corp., REIT	2,900	96,280
	Equity Office Properties Trust, REIT	3,836	104,531
	Equity Residential Properties Trust, REIT	5,370	166,470
	Essex Property Trust, Inc., REIT	400	28,740
	General Growth Properties, Inc., REIT	4,800	148,800
	Host Marriott Corp., REIT	10,500	147,315
	iStar Financial, Inc., REIT	4,700	193,781
	Kimco Realty Corp., REIT	2,117	108,602
	Liberty Property Trust, REIT	1,960	78,086
	Newcastle Investment Corp., REIT	2,455	75,368
	Pan Pacific Retail Properties, Inc., REIT	1,340	72,494
	ProLogis Trust, REIT	3,990	140,608
	Public Storage, Inc., REIT	2,530	125,362
	Regency Centers Corp., REIT	2,760	128,312
	Simon Property Group, Inc., REIT	3,370	180,733
	SL Green Realty Corp., REIT	1,060	54,919
	St. Joe Co.	1,960	93,629
	United Dominion Realty Trust, Inc., REIT	2,200	43,626

1

		Shares	Value ($)
	Vornado Realty Trust, REIT	1,180	73,962
	Real Estate Total		2,803,149
	FINANCIALS TOTAL		2,803,149
MATERIALS – 12.7%
Containers & Packaging – 3.0%
	Smurfit-Stone Container Corp. (a)	4,000	77,480
	Temple-Inland, Inc.	560	37,604
	Containers & Packaging Total		115,084
Paper & Forest Products – 9.7%
	Bowater, Inc.	3,555	135,765
	International Paper Co.	2,960	119,614
	MeadWestvaco Corp.	2,205	70,339
	Weyerhaeuser Co.	670	44,542
	Paper & Forest Products Total		370,260
	MATERIALS TOTAL		485,344
	Total Common Stocks (cost of $3,020,921)		3,754,170
Income Deposit Security – 1.0%
CONSUMER DISCRETIONARY – 1.0%
Hotels, Restaurants & Leisure – 1.0%
	Centerplate, Inc.	2,700	39,690
	Hotels, Restaurants & Leisure Total		39,690
	CONSUMER DISCRETIONARY TOTAL		39,690

	Total Income Deposit Security (cost of $40,971)		39,690

	Total Investments – 98.9% (cost of $3,061,892) (b)		3,793,860

	Other Assets & Liabilities, Net – 1.1%		40,647

	Net Assets – 100.0%		3,834,507

Notes to Investment Portfolio:
(a)	Non-income producing security.
(b)	Cost for both financial statement and federal income tax purposes is the same.

Acronym	Name

REIT	Real Estate Investment Trust

2

INVESTMENT PORTFOLIO

September 30, 2004 (Unaudited)	Liberty S&P 500 Index Fund, Variable Series

		Shares	Value ($)
Common Stocks – 97.8%
CONSUMER DISCRETIONARY – 10.8%
Auto Components – 0.2%
	Cooper Tire & Rubber Co.	300	6,051
	Dana Corp.	657	11,622
	Delphi Corp.	2,741	25,464
	Goodyear Tire & Rubber Co. (a)	731	7,851
	Johnson Controls, Inc.	932	52,947
	Visteon Corp.	646	5,162
	Auto Components Total		109,097
Automobiles – 0.6%
	Ford Motor Co.	8,850	124,343
	General Motors Corp.	2,729	115,928
	Harley-Davidson, Inc.	1,396	82,978
	Automobiles Total		323,249
Distributors – 0.1%
	Genuine Parts Co.	845	32,431
	Distributors Total		32,431
Hotels, Restaurants & Leisure – 1.4%
	Carnival Corp.	3,024	143,005
	Darden Restaurants, Inc.	771	17,980
	Harrah’s Entertainment, Inc.	519	27,497
	Hilton Hotels Corp.	1,761	33,177
	International Game Technology, Inc.	1,697	61,007
	Marriott International, Inc., Class A	1,126	58,507
	McDonald’s Corp.	5,991	167,928
	Starbucks Corp. (a)	1,913	86,965
	Starwood Hotels & Resorts Worldwide, Inc.	1,031	47,859
	Wendy’s International, Inc.	540	18,144
	Yum! Brands, Inc.	1,363	55,419
	Hotels, Restaurants & Leisure Total		717,488
Household Durables – 0.5%
	Black & Decker Corp.	378	29,272
	Centex Corp.	584	29,469
	Fortune Brands, Inc.	693	51,344
	KB Home	190	16,053
	Leggett & Platt, Inc.	916	25,740
	Maytag Corp.	351	6,448
	Newell Rubbermaid, Inc.	1,350	27,054
	Pulte Homes, Inc.	640	39,277
	Snap-On, Inc.	238	6,559

		Shares	Value ($)
	Stanley Works	381	16,204
	Whirlpool Corp.	295	17,726
	Household Durables Total		265,146
Internet & Catalog Retail – 0.6%
	eBay, Inc. (a)	3,190	293,289
	Internet & Catalog Retail Total		293,289
Leisure Equipment & Products – 0.2%
	Brunswick Corp.	491	22,468
	Eastman Kodak Co.	1,357	43,722
	Hasbro, Inc.	772	14,514
	Mattel, Inc.	2,025	36,713
	Leisure Equipment & Products Total		117,417
Media – 3.3%
	Clear Channel Communications, Inc.	2,866	89,333
	Comcast Corp., Class A (a)	10,694	301,999
	Disney (Walt) Co.	9,785	220,652
	Dow Jones & Co., Inc.	347	14,092
	Gannett Co., Inc.	1,265	105,956
	Interpublic Group of Companies, Inc. (a)	1,972	20,883
	Knight-Ridder, Inc.	412	26,965
	McGraw-Hill Companies, Inc.	861	68,613
	Meredith Corp.	257	13,205
	New York Times Co., Class A	707	27,644
	Omnicom Group, Inc.	915	66,850
	Time Warner, Inc. (a)	21,838	352,465
	Tribune Co.	1,551	63,824
	Univision Communications, Inc., Class A (a)	1,545	48,837
	Viacom, Inc., Class B	8,275	277,709
	Media Total		1,699,027
Multiline Retail – 1.1%
	Big Lots, Inc. (a)	501	6,127
	Dillard’s, Inc., Class A	422	8,330
	Dollar General Corp.	1,564	31,515
	Family Dollar Stores, Inc.	812	22,005
	Federated Department Stores, Inc.	824	37,434
	J.C. Penney Co., Inc.	1,376	48,545
	Kohl’s Corp. (a)	1,671	80,526
	May Department Stores Co.	1,391	35,652

		Shares	Value ($)
	Nordstrom, Inc.	620	23,709
	Sears, Roebuck and Co.	1,001	39,890
	Target Corp.	4,385	198,421
	Multiline Retail Total		532,154
Specialty Retail – 2.4%
	Autonation, Inc. (a)	1,304	22,272
	AutoZone, Inc. (a)	388	29,973
	Bed Bath & Beyond, Inc. (a)	1,477	54,812
	Best Buy Co., Inc.	1,561	84,669
	Boise Cascade Corp.	450	14,976
	Circuit City Stores, Inc.	972	14,911
	Gap, Inc.	4,336	81,083
	Home Depot, Inc.	10,619	416,265
	Limited Brands	2,276	50,732
	Lowe’s Companies, Inc.	3,807	206,910
	Office Depot, Inc. (a)	1,476	22,184
	RadioShack Corp.	806	23,084
	Sherwin Williams Co.	718	31,563
	Staples, Inc.	2,361	70,405
	Tiffany & Co.	689	21,180
	TJX Companies, Inc.	2,406	53,028
	Toys ‘R’ Us, Inc. (a)	1,046	18,556
	Specialty Retail Total		1,216,603
Textiles, Apparel & Luxury Goods – 0.4%
	Coach, Inc. (a)	900	38,178
	Jones Apparel Group, Inc.	631	22,590
	Liz Claiborne, Inc.	506	19,086
	NIKE, Inc., Class B	1,281	100,943
	Reebok International Ltd.	285	10,465
	VF Corp.	553	27,346
	Textiles, Apparel & Luxury Goods Total		218,608
	CONSUMER DISCRETIONARY TOTAL		5,524,509
CONSUMER STAPLES – 10.5%
Beverages – 2.3%
	Adolph Coors Co., Class B	129	8,762
	Anheuser-Busch Companies, Inc.	3,871	193,356
	Brown-Forman Corp., Class B	662	30,320
	Coca-Cola Co.	11,671	467,424
	Coca-Cola Enterprises, Inc.	2,305	43,564
	Pepsi Bottling Group, Inc.	1,232	33,449

		Shares	Value ($)
	PepsiCo, Inc.	8,177	397,811
	Beverages Total		1,174,686
Food & Staples Retailing – 3.3%
	Albertson’s, Inc.	1,814	43,409
	Costco Wholesale Corp.	2,172	90,268
	CVS Corp.	1,895	79,836
	Kroger Co. (a)	3,600	55,872
	Safeway, Inc. (a)	2,172	41,941
	Supervalu, Inc.	629	17,329
	Sysco Corp.	3,031	90,688
	Wal-Mart Stores, Inc.	20,335	1,081,822
	Walgreen Co.	4,861	174,170
	Winn-Dixie Stores, Inc.	658	2,033
	Food & Staples Retailing Total		1,677,368
Food Products – 1.3%
	Archer-Daniels-Midland Co.	3,128	53,114
	Campbell Soup Co.	1,941	51,029
	ConAgra Foods, Inc.	2,506	64,429
	General Mills, Inc.	1,791	80,416
	Heinz (H.J.) Co.	1,714	61,738
	Hershey Foods Corp.	1,256	58,668
	Kellogg Co.	1,979	84,424
	McCormick & Co., Inc.	613	21,050
	Sara Lee Corp.	3,846	87,920
	Wrigley (Wm.) Jr. Co.	1,084	68,628
	Food Products Total		631,416
Household Products – 1.9%
	Clorox Co.	1,026	54,686
	Colgate-Palmolive Co.	2,574	116,294
	Kimberly-Clark Corp.	2,336	150,882
	Procter & Gamble Co.	12,210	660,805
	Household Products Total		982,667
Personal Products – 0.6%
	Alberto-Culver Co., Class B	478	20,783
	Avon Products, Inc.	2,296	100,289
	Gillette Co.	4,821	201,229
	Personal Products Total		322,301
Tobacco – 1.1%
	Altria Group, Inc.	9,857	463,673

		Shares	Value ($)
	Reynolds American, Inc.	700	47,628
	UST, Inc.	824	33,174
	Tobacco Total		544,475
	CONSUMER STAPLES TOTAL		5,332,913
ENERGY – 7.2%
Energy Equipment & Services – 1.0%
	Baker Hughes, Inc.	1,562	68,291
	BJ Services Co.	756	39,622
	Halliburton Co.	2,111	71,119
	Nabors Industries Ltd. (a)	734	34,755
	Noble Corp. (a)	617	27,734
	Rowan Companies, Inc. (a)	540	14,256
	Schlumberger Ltd.	2,846	191,564
	Transocean, Inc. (a)	1,537	54,994
	Energy Equipment & Services Total		502,335
Oil & Gas – 6.2%
	Amerada Hess Corp.	442	39,338
	Anadarko Petroleum Corp.	1,155	76,646
	Apache Corp.	1,544	77,370
	Ashland, Inc.	376	21,086
	Burlington Resources, Inc.	1,862	75,970
	ChevronTexaco Corp.	10,198	547,021
	ConocoPhillips	3,305	273,819
	Devon Energy Corp.	1,143	81,164
	El Paso Corp.	3,064	28,158
	EOG Resources, Inc.	545	35,888
	Exxon Mobil Corp.	31,180	1,506,929
	Kerr-McGee Corp.	688	39,388
	Kinder Morgan, Inc.	546	34,300
	Marathon Oil Corp.	1,620	66,874
	Occidental Petroleum Corp.	1,875	104,869
	Sunoco, Inc.	339	25,079
	Unocal Corp.	1,214	52,202
	Valero Energy Corp.	600	48,126
	Williams Companies, Inc.	2,458	29,742
	Oil & Gas Total		3,163,969
	ENERGY TOTAL		3,666,304
FINANCIALS – 20.3%
Capital Markets – 2.6%
	Bank of New York Co., Inc.	3,757	109,592

		Shares	Value ($)
	Bear Stearns Companies, Inc.	537	51,643
	E*TRADE Financial Corp. (a)	1,700	19,414
	Federated Investors, Inc., Class B	528	15,016
	Franklin Resources, Inc.	1,233	68,752
	Goldman Sachs Group, Inc.	2,352	219,301
	Janus Capital Group, Inc.	1,108	15,080
	Lehman Brothers Holdings, Inc.	1,291	102,919
	Mellon Financial Corp.	2,086	57,761
	Merrill Lynch & Co., Inc.	4,556	226,524
	Morgan Stanley	5,278	260,205
	Northern Trust Corp.	1,072	43,738
	Schwab (Charles) Corp.	6,530	60,011
	State Street Corp.	1,616	69,019
	T. Rowe Price Group, Inc.	631	32,143
	Capital Markets Total		1,351,118
Commercial Banks – 5.9%
	AmSouth Bancorp	1,645	40,138
	Bank of America Corp. (b)	19,472	843,722
	BB&T Corp.	2,720	107,957
	Comerica, Inc.	788	46,768
	Fifth Third Bancorp	2,687	132,254
	First Horizon National Corp.	567	24,585
	Huntington Bancshares, Inc.	1,061	26,429
	KeyCorp	1,990	62,884
	M&T Bank Corp.	600	57,420
	Marshall & Ilsley Corp.	1,030	41,509
	National City Corp.	3,249	125,476
	North Fork Bancorporation, Inc.	1,412	62,763
	PNC Financial Services Group, Inc.	1,306	70,655
	Regions Financial Corp.	2,227	73,625
	SouthTrust Corp.	1,597	66,531
	SunTrust Banks, Inc.	1,642	115,613
	Synovus Financial Corp.	1,416	37,028
	US Bancorp	9,072	262,181
	Wachovia Corp.	6,326	297,006
	Wells Fargo & Co.	8,101	483,063
	Zions Bancorporation	440	26,858
	Commercial Banks Total		3,004,465

		Shares	Value ($)
Consumer Finance – 1.3%
	American Express Co.	6,132	315,553
	Capital One Financial Corp.	1,121	82,842
	MBNA Corp.	6,117	154,148
	Providian Financial Corp. (a)	1,446	22,471
	SLM Corp.	2,067	92,188
	Consumer Finance Total		667,202
Diversified Financial Services – 3.7%
	Citigroup, Inc.	24,766	1,092,676
	JPMorgan Chase & Co.	17,055	677,595
	Moody’s Corp.	706	51,714
	Principal Financial Group	1,548	55,682
	Diversified Financial Services Total		1,877,667
Insurance – 4.5%
	ACE Ltd.	1,333	53,400
	AFLAC, Inc.	2,415	94,692
	Allstate Corp.	3,408	163,550
	Ambac Financial Group, Inc.	536	42,853
	American International Group, Inc.	12,486	848,923
	AON Corp.	1,531	44,001
	Chubb Corp.	866	60,862
	Cincinnati Financial Corp.	802	33,058
	Hartford Financial Services Group, Inc.	1,395	86,392
	Jefferson-Pilot Corp.	645	32,031
	Lincoln National Corp.	817	38,399
	Loews Corp.	863	50,486
	Marsh & McLennan Companies, Inc.	2,533	115,910
	MBIA, Inc.	646	37,604
	MetLife, Inc.	3,640	140,686
	Progressive Corp.	1,040	88,140
	Prudential Financial, Inc.	2,494	117,318
	SAFECO Corp.	655	29,901
	St. Paul Travelers Companies, Inc.	3,239	107,081
	Torchmark Corp.	487	25,899
	UnumProvident Corp.	1,414	22,186
	XL Capital Ltd., Class A	678	50,165
	Insurance Total		2,283,537
Real Estate – 0.5%
	Apartment Investment & Management Co., Class A, REIT	500	17,390
	Equity Office Properties Trust, REIT	1,962	53,465

		Shares	Value ($)
	Equity Residential Proerties Trust, REIT	1,381	42,811
	Plum Creek Timber Co., Inc., REIT	881	30,861
	ProLogis Trust, REIT	900	31,716
	Simon Property Group, Inc., REIT	1,000	53,630
	Real Estate Total		229,873
Thrifts & Mortgage Finance – 1.8%
	Countrywide Financial Corp.	2,734	107,692
	Fannie Mae	4,612	292,401
	Freddie Mac	3,336	217,641
	Golden West Financial Corp.	743	82,436
	MGIC Investment Corp.	513	34,140
	Sovereign Bancorp, Inc.	1,700	37,094
	Washington Mutual, Inc.	4,094	159,993
	Thrifts & Mortgage Finance Total		931,397
	FINANCIALS TOTAL		10,345,259
HEALTH CARE – 12.8%
Biotechnology – 1.3%
	Amgen, Inc. (a)	6,109	346,258
	Applera Corp. - Applied Biosystems Group	1,004	18,946
	Biogen Idec, Inc. (a)	1,616	98,851
	Chiron Corp. (a)	940	41,548
	Genzyme Corp. (a)	1,042	56,695
	Gilead Sciences, Inc. (a)	2,000	74,760
	MedImmune, Inc. (a)	1,206	28,582
	Biotechnology Total		665,640
Health Care Equipment & Supplies – 2.3%
	Bausch & Lomb, Inc.	279	18,540
	Baxter International, Inc.	2,918	93,843
	Becton, Dickinson & Co.	1,199	61,988
	Biomet, Inc.	1,217	57,053
	Boston Scientific Corp. (a)	3,954	157,092
	C.R. Bard, Inc.	526	29,787
	Fisher Scientific International, Inc. (a)	500	29,165
	Guidant Corp.	1,526	100,777
	Hospira, Inc. (a)	745	22,797
	Medtronic, Inc.	5,798	300,916
	Millipore Corp. (a)	201	9,618
	PerkinElmer, Inc.	537	9,247
	St. Jude Medical, Inc. (a)	796	59,915

		Shares	Value ($)
	Stryker Corp.	1,930	92,794
	Thermo Electron Corp. (a)	777	20,995
	Waters Corp. (a)	539	23,770
	Zimmer Holdings, Inc. (a)	1,169	92,398
	Health Care Equipment & Supplies Total		1,180,695
Health Care Providers & Services – 2.0%
	Aetna, Inc.	706	70,550
	AmerisourceBergen Corp.	551	29,594
	Anthem, Inc. (a)	703	61,337
	Cardinal Health, Inc.	2,085	91,260
	Caremark Rx, Inc. (a)	2,193	70,329
	CIGNA Corp.	665	46,304
	Express Scripts, Inc. (a)	400	26,136
	HCA, Inc.	2,287	87,249
	Health Management Associates, Inc.	1,126	23,004
	Humana, Inc. (a)	717	14,326
	IMS Health, Inc.	1,167	27,915
	Manor Care, Inc.	458	13,722
	McKesson Corp.	1,449	37,167
	Medco Health Solutions, Inc. (a)	1,330	41,097
	Quest Diagnostics, Inc.	471	41,552
	Tenet Healthcare Corp. (a)	2,180	23,522
	UnitedHealth Group, Inc.	3,182	234,641
	WellPoint Health Networks, Inc. (a)	778	81,760
	Health Care Providers & Services Total		1,021,465
Pharmaceuticals – 7.2%
	Abbott Laboratories	7,451	315,624
	Allergan, Inc.	652	47,303
	Bristol-Myers Squibb Co.	9,270	219,421
	Eli Lilly & Co.	5,386	323,429
	Forest Laboratories, Inc. (a)	1,724	77,546
	Johnson & Johnson	14,217	800,844
	King Pharmaceuticals, Inc. (a)	1,127	13,456
	Merck & Co., Inc.	10,678	352,374
	Mylan Laboratories, Inc.	1,300	23,400
	Pfizer, Inc.	36,169	1,106,771
	Schering-Plough Corp.	7,057	134,506
	Watson Pharmaceuticals, Inc. (a)	562	16,557

		Shares	Value ($)
	Wyeth	6,339	237,079
	Pharmaceuticals Total		3,668,310
	HEALTH CARE TOTAL		6,536,110
INDUSTRIALS – 11.4%
Aerospace & Defense – 2.0%
	Boeing Co.	4,028	207,925
	General Dynamics Corp.	995	101,589
	Goodrich Corp.	585	18,346
	Honeywell International, Inc.	4,114	147,528
	Lockheed Martin Corp.	2,133	118,979
	Northrop Grumman Corp.	1,680	89,594
	Raytheon Co.	2,165	82,227
	Rockwell Collins, Inc.	873	32,423
	United Technologies Corp.	2,500	233,450
	Aerospace & Defense Total		1,032,061
Air Freight & Logistics – 1.1%
	FedEx Corp.	1,395	119,537
	Ryder System, Inc.	264	12,419
	United Parcel Service, Inc., Class B	5,393	409,437
	Air Freight & Logistics Total		541,393
Airlines – 0.1%
	Delta Air Lines, Inc. (a)	600	1,974
	Southwest Airlines Co.	3,739	50,925
	Airlines Total		52,899
Building Products – 0.2%
	American Standard Companies, Inc. (a)	1,020	39,688
	Masco Corp.	2,060	71,132
	Building Products Total		110,820
Commercial Services & Supplies – 1.0%
	Allied Waste Industries, Inc. (a)	1,470	13,010
	Apollo Group, Inc., Class A (a)	968	71,022
	Avery Dennison Corp.	481	31,640
	Cendant Corp.	4,951	106,942
	Cintas Corp.	782	32,875
	Deluxe Corp.	237	9,722
	Equifax, Inc.	696	18,347
	H&R Block, Inc.	832	41,117
	Monster Worldwide, Inc. (a)	500	12,320

		Shares	Value ($)
	Pitney Bowes, Inc.	1,152	50,803
	R.R. Donnelley & Sons Co.	1,081	33,857
	Robert Half International, Inc.	800	20,616
	Waste Management, Inc.	2,815	76,962
	Commercial Services & Supplies Total		519,233
Construction & Engineering – —%
	Fluor Corp.	409	18,209
	Construction & Engineering Total		18,209
Electrical Equipment – 0.4%
	American Power Conversion Corp.	893	15,529
	Cooper Industries Ltd.	399	23,542
	Emerson Electric Co.	1,984	122,790
	Power-One, Inc. (a)	467	3,026
	Rockwell Automation, Inc.	909	35,178
	Electrical Equipment Total		200,064
Industrial Conglomerates – 4.6%
	3M Co.	3,734	298,608
	General Electric Co.	50,639	1,700,458
	Textron, Inc.	665	42,739
	Tyco International Ltd.	9,629	295,225
	Industrial Conglomerates Total		2,337,031
Machinery – 1.4%
	Caterpillar, Inc.	1,592	128,076
	Crane Co.	250	7,230
	Cummins, Inc.	180	13,300
	Danaher Corp.	1,492	76,510
	Deere & Co.	1,197	77,266
	Dover Corp.	940	36,538
	Eaton Corp.	766	48,572
	Illinois Tool Works, Inc.	1,433	133,513
	Ingersoll-Rand Co. Ltd., Class A	878	59,678
	ITT Industries, Inc.	481	38,475
	Navistar International Corp. (a)	371	13,798
	Paccar, Inc.	819	56,609
	Pall Corp.	600	14,688
	Parker Hannifin Corp.	556	32,726
	Machinery Total		736,979
Road & Rail – 0.5%
	Burlington Northern Santa Fe Corp.	1,803	69,073
	CSX Corp.	1,063	35,292

		Shares	Value ($)
	Norfolk Southern Corp.	1,862	55,376
	Union Pacific Corp.	1,239	72,605
	Road & Rail Total		232,346
Trading Companies & Distributors – 0.1%
	WW Grainger, Inc.	425	24,501
	Trading Companies & Distributors Total		24,501
	INDUSTRIALS TOTAL		5,805,536
INFORMATION TECHNOLOGY – 15.4%
Communications Equipment – 2.7%
	ADC Telecommunications, Inc. (a)	3,764	6,813
	Andrew Corp. (a)	787	9,633
	Avaya, Inc. (a)	2,098	29,246
	CIENA Corp. (a)	2,719	5,384
	Cisco Systems, Inc. (a)	32,335	585,263
	Comverse Technology, Inc. (a)	921	17,342
	Corning, Inc. (a)	6,609	73,228
	JDS Uniphase Corp. (a)	6,993	23,566
	Lucent Technologies, Inc. (a)	20,798	65,930
	Motorola, Inc.	11,308	203,996
	QUALCOMM, Inc.	7,790	304,122
	Scientific-Atlanta, Inc.	705	18,274
	Tellabs, Inc. (a)	1,991	18,297
	Communications Equipment Total		1,361,094
Computers & Peripherals – 3.5%
	Apple Computer, Inc. (a)	1,836	71,145
	Dell, Inc. (a)	12,079	430,012
	EMC Corp. (a)	11,792	136,080
	Gateway, Inc. (a)	1,545	7,648
	Hewlett-Packard Co.	14,609	273,919
	International Business Machines Corp.	8,010	686,777
	Lexmark International, Inc., Class A (a)	595	49,986
	NCR Corp. (a)	480	23,803
	Network Appliance, Inc. (a)	1,684	38,732
	QLogic Corp. (a)	455	13,473
	Sun Microsystems, Inc. (a)	15,975	64,539
	Computers & Peripherals Total		1,796,114
Electronic Equipment & Instruments – 0.3%
	Agilent Technologies, Inc. (a)	2,273	49,029
	Jabil Circuit, Inc. (a)	915	21,045

		Shares	Value ($)
	Molex, Inc.	915	27,285
	Sanmina-SCI Corp. (a)	2,403	16,941
	Solectron Corp. (a)	4,686	23,196
	Symbol Technologies, Inc.	1,094	13,828
	Tektronix, Inc.	387	12,868
	Electronic Equipment & Instruments Total		164,192
Internet Software & Services – 0.4%
	Yahoo!, Inc. (a)	6,488	220,008
	Internet Software & Services Total		220,008
IT Services – 1.2%
	Affiliated Computer Services, Inc., Class A (a)	600	33,402
	Automatic Data Processing, Inc.	2,800	115,696
	Computer Sciences Corp. (a)	941	44,321
	Convergys Corp. (a)	680	9,132
	Electronic Data Systems Corp.	2,291	44,422
	First Data Corp.	4,179	181,787
	Fiserv, Inc. (a)	964	33,605
	Paychex, Inc.	1,859	56,049
	Sabre Holdings Corp.	708	17,367
	SunGard Data Systems, Inc. (a)	1,423	33,825
	Unisys Corp. (a)	1,537	15,862
	IT Services Total		585,468
Office Electronics – 0.1%
	Xerox Corp. (a)	3,809	53,631
	Office Electronics Total		53,631
Semiconductors & Semiconductor Equipment – 2.8%
	Advanced Micro Devices, Inc. (a)	1,637	21,281
	Altera Corp. (a)	1,817	35,559
	Analog Devices, Inc.	1,808	70,114
	Applied Materials, Inc. (a)	8,130	134,064
	Applied Micro Circuits Corp. (a)	1,304	4,081
	Broadcom Corp., Class A (a)	1,541	42,054
	Intel Corp.	30,909	620,035
	KLA-Tencor Corp. (a)	913	37,871
	Linear Technology Corp.	1,523	55,194
	LSI Logic Corp. (a)	1,791	7,719
	Maxim Integrated Products, Inc.	1,587	67,114
	Micron Technology, Inc. (a)	2,915	35,067

		Shares	Value ($)
	National Semiconductor Corp.	1,690	26,178
	Novellus Systems, Inc. (a)	742	19,730
	NVIDIA Corp. (a)	780	11,326
	PMC-Sierra, Inc. (a)	798	7,030
	Teradyne, Inc. (a)	876	11,738
	Texas Instruments, Inc.	8,363	177,965
	Xilinx, Inc.	1,626	43,902
	Semiconductors & Semiconductor Equipment Total		1,428,022
Software – 4.4%
	Adobe Systems, Inc.	1,093	54,071
	Autodesk, Inc.	500	24,315
	BMC Software, Inc. (a)	1,062	16,790
	Citrix Systems, Inc. (a)	793	13,893
	Computer Associates International, Inc.	2,839	74,666
	Compuware Corp. (a)	1,836	9,455
	Electronic Arts, Inc. (a)	1,428	65,674
	Intuit, Inc. (a)	913	41,450
	Mercury Interactive Corp. (a)	407	14,196
	Microsoft Corp.	52,139	1,441,643
	Novell, Inc. (a)	1,736	10,954
	Oracle Corp. (a)	24,842	280,218
	Parametric Technology Corp. (a)	1,191	6,289
	PeopleSoft, Inc. (a)	1,781	35,353
	Siebel Systems, Inc. (a)	2,348	17,704
	Symantec Corp. (a)	1,516	83,198
	VERITAS Software Corp. (a)	2,094	37,273
	Software Total		2,227,142
	INFORMATION TECHNOLOGY TOTAL		7,835,671
MATERIALS – 3.0%
Chemicals – 1.6%
	Air Products & Chemicals, Inc.	1,092	59,383
	Dow Chemical Co.	4,510	203,762
	E.I. du Pont de Nemours & Co.	4,824	206,467
	Eastman Chemical Co.	367	17,451
	Ecolab, Inc.	1,220	38,357
	Engelhard Corp.	584	16,556
	Great Lakes Chemical Corp.	255	6,528
	Hercules, Inc. (a)	483	6,883

		Shares	Value ($)
	International Flavors & Fragrances, Inc.	416	15,891
	Monsanto Co.	1,255	45,707
	PPG Industries, Inc.	821	50,311
	Praxair, Inc.	1,540	65,820
	Rohm & Haas Co.	1,081	46,450
	Sigma-Aldrich Corp.	301	17,458
	Chemicals Total		797,024
Construction Materials – 0.0%
	Vulcan Materials Co., Inc.	522	26,596
	Construction Materials Total		26,596
Containers & Packaging – 0.2%
	Ball Corp.	580	21,709
	Bemis Co., Inc.	496	13,184
	Pactiv Corp. (a)	772	17,949
	Sealed Air Corp. (a)	390	18,076
	Temple-Inland, Inc.	313	21,018
	Containers & Packaging Total		91,936
Metals & Mining – 0.7%
	Alcoa, Inc.	4,182	140,473
	Allegheny Technologies, Inc.	382	6,972
	Freeport-McMoRan Copper & Gold, Inc., Class B	880	35,640
	Newmont Mining Corp.	2,089	95,112
	Nucor Corp.	394	36,000
	Phelps Dodge Corp.	414	38,100
	United States Steel Corp.	509	19,149
	Worthington Industries, Inc.	401	8,561
	Metals & Mining Total		380,007
Paper & Forest Products – 0.5%
	Georgia-Pacific Corp.	1,245	44,758
	International Paper Co.	2,320	93,751
	Louisiana-Pacific Corp.	570	14,792
	MeadWestvaco Corp.	1,011	32,251
	Weyerhaeuser Co.	1,157	76,917
	Paper & Forest Products Total		262,469
	MATERIALS TOTAL		1,558,032
TELECOMMUNICATION SERVICES – 3.6%
Diversified Telecommunication Services – 3.0%
	ALLTEL Corp.	1,443	79,235
	AT&T Corp.	3,820	54,702

		Shares	Value ($)
	BellSouth Corp.	8,782	238,168
	CenturyTel, Inc.	689	23,591
	Citizens Communications Co.	1,579	21,143
	Qwest Communications International, Inc. (a)	8,256	27,493
	SBC Communications, Inc.	15,851	411,333
	Sprint Corp.	6,818	137,246
	Verizon Communications, Inc.	13,205	520,013
	Diversified Telecommunication Services Total		1,512,924
Wireless Telecommunication Services – 0.6%
	AT&T Wireless Services, Inc. (a)	13,140	194,209
	Nextel Communications, Inc., Class A (a)	5,309	126,567
	Wireless Telecommunication Services Total		320,776
	TELECOMMUNICATION SERVICES TOTAL		1,833,700
UTILITIES – 2.8%
Electric Utilities – 1.9%
	Allegheny Energy Inc. (a)	567	9,049
	Ameren Corp.	864	39,874
	American Electric Power Co., Inc.	1,932	61,747
	CenterPoint Energy, Inc.	1,393	14,431
	Cinergy Corp.	878	34,769
	Consolidated Edison, Inc.	1,160	48,766
	DTE Energy Co.	804	33,921
	Edison International	1,606	42,575
	Entergy Corp.	1,128	68,368
	Exelon Corp.	3,198	117,335
	FirstEnergy Corp.	1,532	62,934
	FPL Group, Inc.	875	59,780
	PG&E Corp. (a)	2,022	61,469
	Pinnacle West Capital Corp.	412	17,098
	PPL Corp.	857	40,433
	Progress Energy, Inc.	1,229	52,036
	Southern Co.	3,559	106,699
	TECO Energy, Inc.	800	10,824
	TXU Corp.	1,428	68,430
	Xcel Energy, Inc.	1,857	32,163
	Electric Utilities Total		982,701

		Shares	Value ($)
Gas Utilities – 0.2%
	KeySpan Corp.	769	30,145
	Nicor, Inc.	245	8,992
	NiSource, Inc.	1,209	25,401
	Peoples Energy Corp.	152	6,335
	Gas Utilities Total		70,873
Multi-Utilities & Unregulated Power – 0.7%
	AES Corp. (a)	2,926	29,231
	Calpine Corp. (a)	1,926	5,585
	CMS Energy Corp. (a)	800	7,616
	Constellation Energy Group	787	31,354
	Dominion Resources, Inc.	1,545	100,811
	Duke Energy Corp.	4,386	100,396
	Dynegy, Inc., Class A (a)	1,600	7,984
	Public Service Enterprise Group, Inc.	1,100	46,860
	Sempra Energy	1,080	39,085
	Multi-Utilities & Unregulated Power Total		368,922
	UTILITIES TOTAL		1,422,496
	Total Common Stocks (cost of $47,933,219)		49,860,530

		Par ($)
Short-Term Obligation – 1.7%
U.S. Government Obligation – 0.2%

	U.S. Treasury Bill 1.600% 12/09/04 (c)	80,000	79,755
Repurchase Agreement – 1.5%
	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/04, due 10/01/04 at 1.580%, collateralized by a U.S. Treasury Note maturing 05/15/14, market value $777,450 (repurchase proceeds $757,033)	757,000	757,000

	Total Short-Term Obligations (cost of $836,755)		836,755

	Total Investments – 99.5% (cost of $48,769,974)(d)		50,697,285

	Other Assets & Liabilities, Net – 0.5%		274,696

	Net Assets – 100.0%		50,971,981

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	Investments in Affiliates during the nine months ended September 30, 2004:

	Security Name: FleetBoston Financial Corp., the parent company of the Investment Advisor.

	Shares as of 12/31/03:	4,858
	Shares purchased:	200
	Shares disposed of through acquisition:	(5,058)
	Shares as of 09/30/04:	—
	Net realized gain (loss)	$—
	Dividend income earned:	$1,770
	Value at end of period:	$—

	Security Name: Bank of America Corp. (As a result of the acquisition of FleetBoston Financial Corp. effective April 1, 2004, Bank of America Corp. became the parent company of the Investment Advisor.)

	Shares as of 12/31/03:	6,928
	Shares purchased:	600
	Shares sold:	601
	Shares acquired through acquisition:	2,809
	Shares acquired through two for one stock split:	9,736
	Shares as of 09/30/04:	19,472
	Net realized gain*:	$459
	Dividend income earned*:	$22,254
	Value at end of period:	$843,722

	* Represents activity for the period April 1, 2004 through September 30, 2004.

(c)	Security pledged as collateral for open futures contracts.

(d)	Cost for both financial statement and federal income tax purposes is the same.

Acronym	Name

REIT	Real Estate Investment Trust

As of September 30, 2004, the Fund held the following open long futures contracts:

Type	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
S&P Mini 500	$836,250	$842,925	Dec-2004	$(6,488)

INVESTMENT PORTFOLIO

September 30, 2004 (Unaudited)	Liberty Select Value Fund, Variable Series

		Shares	Value ($)
Common Stocks – 95.5%
CONSUMER DISCRETIONARY – 16.1%
Auto Components – 3.7%
	BorgWarner, Inc.	4,000	173,160
	Gentex Corp.	7,700	270,501
	Johnson Controls, Inc.	6,600	374,946
	Lear Corp.	7,900	430,155
	Superior Industries International	8,400	251,580
	Auto Components Total		1,500,342
Hotels, Restaurants & Leisure – 2.9%
	Brinker International, Inc. (a)	14,000	436,100
	Darden Restaurants, Inc.	8,700	202,884
	Harrah’s Entertainment, Inc.	6,300	333,774
	Six Flags, Inc. (a)	38,000	206,720
	Hotels, Restaurants & Leisure Total		1,179,478
Household Durables – 0.6%
	Newell Rubbermaid, Inc.	12,600	252,504
	Household Durables Total		252,504
Leisure Equipment & Products – 0.7%
	Mattel, Inc.	14,600	264,698
	Leisure Equipment & Products Total		264,698
Media – 1.8%
	Knight-Ridder, Inc.	4,100	268,345
	Mediacom Communications Corp., Class A (a)	18,800	122,764
	New York Times Co., Class A	8,000	312,800
	Media Total		703,909
Multiline Retail – 2.2%
	Federated Department Stores, Inc.	19,000	863,170
	Multiline Retail Total		863,170
Specialty Retail – 3.8%
	Boise Cascade Corp.	8,500	282,880
	Borders Group, Inc.	16,100	399,280
	Ross Stores, Inc.	10,800	253,152
	TJX Companies, Inc.	26,000	573,040
	Specialty Retail Total		1,508,352

1

		Shares	Value ($)
Textiles, Apparel & Luxury Goods – 0.4%
	Wolverine World Wide, Inc.	7,100	178,920
	Textiles, Apparel & Luxury Goods Total		178,920
	CONSUMER DISCRETIONARY TOTAL		6,451,373
CONSUMER STAPLES – 4.2%
Beverages – 0.8%
	Pepsi Bottling Group, Inc.	12,000	325,800
	Beverages Total		325,800
Food Products – 2.6%
	Dean Foods Co. (a)	28,300	849,566
	Hormel Foods Corp.	6,900	184,782
	Food Products Total		1,034,348
Personal Products – 0.8%
	Avon Products, Inc.	7,000	305,760
	Personal Products Total		305,760
	CONSUMER STAPLES TOTAL		1,665,908
ENERGY – 8.0%
Energy Equipment & Services – 3.1%
	BJ Services Co.	5,400	283,014
	Noble Corp. (a)	8,200	368,590
	Transocean, Inc. (a)	9,650	345,277
	Weatherford International Ltd. (a)	4,400	224,488
	Energy Equipment & Services Total		1,221,369
Oil & Gas – 4.9%
	Amerada Hess Corp.	7,100	631,900
	XTO Energy, Inc.	40,791	1,324,892
	Oil & Gas Total		1,956,792
	ENERGY TOTAL		3,178,161
FINANCIALS – 21.9%
Capital Markets – 2.9%
	Bear Stearns Companies, Inc.	4,200	403,914
	Janus Capital Group, Inc.	34,700	472,267
	Lehman Brothers Holdings, Inc.	3,500	279,020
	Capital Markets Total		1,155,201
Commercial Banks – 4.4%
	Banknorth Group, Inc.	12,800	448,000
	City National Corp.	6,300	409,185
	Cullen/Frost Bankers, Inc.	3,800	176,586
	North Fork Bancorporation, Inc.	13,900	617,855

2

		Shares	Value ($)
	UnionBanCal Corp.	1,800	106,578
	Commercial Banks Total		1,758,204
Insurance – 4.7%
	Ambac Financial Group, Inc.	7,250	579,638
	Cincinnati Financial Corp.	5,565	229,389
	Loews Corp.	4,300	251,550
	Nationwide Financial Services, Inc., Class A	7,400	259,814
	Old Republic International Corp.	4,500	112,635
	St. Paul Travelers Companies, Inc.	7,900	261,174
	Willis Group Holdings Ltd.	5,600	209,440
	Insurance Total		1,903,640
Real Estate – 0.7%
	Host Marriott Corp. REIT	19,300	270,779
	Real Estate Total		270,779
Thrifts & Mortgage Finance – 9.2%
	Golden West Financial Corp.	9,600	1,065,120
	Greenpoint Financial Corp.	13,500	624,510
	PMI Group, Inc.	12,300	499,134
	Radian Group, Inc.	9,900	457,677
	Sovereign Bancorp, Inc.	26,500	578,230
	Webster Financial Corp.	9,100	449,449
	Thrifts & Mortgage Finance Total		3,674,120
	FINANCIALS TOTAL		8,761,944
HEALTH CARE – 5.2%
Health Care Equipment & Supplies – 2.5%
	Biomet, Inc.	9,000	421,920
	Millipore Corp. (a)	6,900	330,165
	Varian, Inc. (a)	6,700	253,729
	Health Care Equipment & Supplies Total		1,005,814
Health Care Providers & Services – 2.7%
	Anthem, Inc. (a)	2,700	235,575
	First Health Group Corp. (a)	15,800	254,222
	HCA, Inc.	6,800	259,420
	WellPoint Health Networks, Inc. (a)	3,200	336,288
	Health Care Providers & Services Total		1,085,505
	HEALTH CARE TOTAL		2,091,319
INDUSTRIALS – 12.4%
Aerospace & Defense – 1.0%
	Alliant Techsystems, Inc. (a)	4,300	260,150

3

		Shares	Value ($)
	Northrop Grumman Corp.	2,400	127,992
	Aerospace & Defense Total		388,142
Air Freight & Logistics – 0.7%
	CNF, Inc.	6,500	266,435
	Air Freight & Logistics Total		266,435
Airlines – 0.3%
	AMR Corp. (a)	18,600	136,338
	Airlines Total		136,338
Commercial Services & Supplies – 3.9%
	Adesa, Inc.	6,700	110,081
	Brink’s Co.	20,000	603,400
	Cendant Corp.	24,400	527,040
	Manpower, Inc.	6,700	298,083
	Commercial Services & Supplies Total		1,538,604
Electrical Equipment – 1.0%
	Ametek, Inc.	8,000	242,560
	Hubbell, Inc., Class B	3,900	174,837
	Electrical Equipment Total		417,397
Industrial Conglomerates – 1.4%
	Carlisle Companies, Inc.	8,900	568,977
	Industrial Conglomerates Total		568,977
Machinery – 4.1%
	AGCO Corp. (a)	9,700	219,414
	Dover Corp.	5,800	225,446
	Ingersoll-Rand Co. Ltd., Class A	6,200	421,414
	Navistar International Corp. (a)	14,300	531,817
	Parker Hannifin Corp.	4,000	235,440
	Machinery Total		1,633,531
	INDUSTRIALS TOTAL		4,949,424
INFORMATION TECHNOLOGY – 7.4%
Communications Equipment – 1.0%
	Andrew Corp. (a)	31,900	390,456
	Communications Equipment Total		390,456
Electronic Equipment & Instruments – 3.9%
	Amphenol Corp., Class A (a)	20,000	685,200
	Arrow Electronics, Inc. (a)	10,400	234,832
	AVX Corp.	13,600	161,160
	Littelfuse, Inc. (a)	10,000	345,300

4

		Shares	Value ($)
	Vishay Intertechnology, Inc. (a)	9,450	121,905
	Electronic Equipment & Instruments Total		1,548,397
IT Services – 1.7%
	Affiliated Computer Services, Inc., Class A (a)	6,900	384,123
	DST Systems, Inc. (a)	6,500	289,055
	IT Services Total		673,178
Software – 0.8%
	Reynolds & Reynolds Co., Class A	14,100	347,847
	Software Total		347,847
	INFORMATION TECHNOLOGY TOTAL		2,959,878
MATERIALS – 12.3%
Chemicals – 7.5%
	Air Products & Chemicals, Inc.	6,800	369,784
	Eastman Chemical Co.	9,100	432,705
	Engelhard Corp.	11,200	317,520
	International Flavors & Fragrances, Inc.	14,900	569,180
	Lubrizol Corp.	7,900	273,340
	OM Group, Inc. (a)	4,700	171,832
	PPG Industries, Inc.	6,700	410,576
	Praxair, Inc.	10,600	453,044
	Chemicals Total		2,997,981
Containers & Packaging – 2.4%
	Crown Holdings, Inc. (a)	25,000	257,750
	Packaging Corp. of America	17,300	423,331
	Pactiv Corp. (a)	11,000	255,750
	Containers & Packaging Total		936,831
Paper & Forest Products – 2.4%
	Georgia-Pacific Corp.	15,000	539,250
	MeadWestvaco Corp.	13,634	434,924
	Paper & Forest Products Total		974,174
	MATERIALS TOTAL		4,908,986
TELECOMMUNICATION SERVICES – 1.8%
Diversified Telecommunication Services – —%
	Covad Communications Group, Inc. (a)	13	22
	Diversified Telecommunication Services Total		22

5

		Shares	Value ($)
Wireless Telecommunication Services – 1.8%
	Telephone and Data Systems, Inc.	8,500	715,445
	Wireless Telecommunication Services Total		715,445
	TELECOMMUNICATION SERVICES TOTAL		715,467
UTILITIES – 6.2%
Electric Utilities – 4.6%
	Allete, Inc.	2,233	72,583
	Entergy Corp.	5,400	327,294
	Exelon Corp.	15,700	576,033
	PPL Corp.	5,700	268,926
	Progress Energy, Inc.	10,800	457,272
	Reliant Energy, Inc. (a)	14,900	139,017
	Electric Utilities Total		1,841,125
Multi-Utilities & Unregulated Power – 1.6%
	Constellation Energy Group	9,100	362,544
	Energy East Corp.	11,300	284,534
	Multi-Utilities & Unregulated Power Total		647,078
	UTILITIES TOTAL		2,488,203
	Total Common Stocks (cost of $30,837,518)		38,170,663

		Par ($)
Short-Term Obligation – 4.4%

	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/04, due 10/01/04 at 1.580%, collateralized by a U.S. Treasury Bond maturing 08/15/22, market value $1,792,871 (repurchase proceeds $1,753,077)	1,753,000	1,753,000

	Total Short-Term Obligations (cost of $1,753,000)		1,753,000

6

Total Investments – 99.9% (cost of $32,590,518) (b)	39,923,663

Other Assets & Liabilities, Net – 0.1%	42,792

Net Assets – 100.0%	39,966,455

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	Cost for both financial statement and federal income tax purposes is the same.

Acronym	Name

REIT	Real Estate Investment Trust

7

INVESTMENT PORTFOLIO

September 30, 2004 (Unaudited)	Colonial Small Cap Value Fund, Variable Series

		Shares	Value ($)
Common Stocks – 99.1%
CONSUMER DISCRETIONARY – 13.3%
Auto Components – 1.1%
	BorgWarner, Inc.	25,300	1,095,237
	Modine Manufacturing Co.	18,850	567,573
	Standard Motor Products, Inc.	42,900	648,219
	Auto Components Total		2,311,029
Hotels, Restaurants & Leisure – 3.6%
	Bally Total Fitness Holding Corp. (a)	69,700	253,708
	Bob Evans Farms, Inc.	23,590	640,704
	Buca, Inc. (a)	95,200	403,648
	Dave & Buster’s, Inc. (a)	50,700	962,286
	Landry’s Restaurants, Inc.	41,450	1,131,170
	Lone Star Steakhouse & Saloon	55,450	1,432,274
	Marcus Corp.	52,100	1,014,387
	Scientific Games Corp., Class A (a)	75,200	1,436,320
	Hotels, Restaurants & Leisure Total		7,274,497
Household Durables – 1.3%
	American Greetings Corp., Class A	30,900	776,208
	CSS Industries, Inc.	25,700	795,158
	Kimball International, Inc., Class B	55,500	770,340
	Russ Berrie & Co., Inc.	17,700	356,655
	Household Durables Total		2,698,361
Leisure Equipment & Products – 0.6%
	Action Performance Companies, Inc.	62,400	632,112
	JAKKS Pacific, Inc. (a)	25,550	587,650
	Travis Boats & Motors, Inc. (a)	18,536	8,156
	Leisure Equipment & Products Total		1,227,918
Media – 1.7%
	4Kids Entertainment, Inc. (a)	49,600	1,001,920
	Journal Communications, Inc., Class A	33,400	585,836
	Liberty Corp.	23,700	941,838
	Media General, Inc., Class A	14,800	828,060
	Media Total		3,357,654
Multiline Retail – 0.3%
	ShopKo Stores, Inc. (a)	37,450	652,004
Specialty Retail – 2.7%
	Building Material Holding Corp.	24,700	679,744
	GameStop Corp., Class A (a)	59,900	1,108,749
	Goody’s Family Clothing, Inc.	71,500	602,030
	Monro Muffler, Inc. (a)	54,575	1,192,464
	Movie Gallery, Inc.	17,700	310,281

1

		Shares	Value ($)
	Pier 1 Imports, Inc.	40,500	732,240
	Rent-Way, Inc. (a)	59,300	406,205
	TBC Corp. (a)	15,850	354,089
	Specialty Retail Total		5,385,802
Textiles, Apparel & Luxury Goods – 2.0%
	Culp, Inc. (a)	5,400	39,690
	Delta Apparel, Inc.	15,150	360,570
	Hampshire Group Ltd. (a)	28,900	912,084
	Kellwood Co.	37,450	1,365,053
	Russell Corp.	40,900	688,756
	Stride Rite Corp.	51,400	526,850
	Tandy Brands Accessories, Inc.	15,000	213,750
	Textiles, Apparel & Luxury Goods Total		4,106,753
	CONSUMER DISCRETIONARY TOTAL		27,014,018
CONSUMER STAPLES – 2.3%
Food & Staples Retailing – 0.5%
	BJ’s Wholesale Club, Inc. (a)	22,600	617,884
	Chronimed, Inc. (a)	59,300	356,986
	Winn-Dixie Stores, Inc.	58,000	179,220
	Food & Staples Retailing Total		1,154,090
Food Products – 1.8%
	Central Garden & Pet Co. (a)	11,700	358,254
	Corn Products International, Inc.	41,000	1,890,100
	John B. Sanfilippo & Son, Inc. (a)	13,300	348,460
	M&F Worldwide Corp. (a)	42,800	556,828
	Omega Protein Corp. (a)	57,800	445,060
	Food Products Total		3,598,702
	CONSUMER STAPLES TOTAL		4,752,792
ENERGY – 6.1%
Energy Equipment & Services – 1.8%
	Lufkin Industries, Inc.	33,450	1,245,009
	Universal Compression Holdings, Inc. (a)	29,150	993,141
	Willbros Group, Inc. (a)	88,540	1,320,131
	Energy Equipment & Services Total		3,558,281
Oil & Gas – 4.3%
	Carrizo Oil & Gas, Inc. (a)	91,000	870,870
	Cimarex Energy Co. (a)	27,300	953,862
	Energy Partners Ltd. (a)	49,500	805,860

2

		Shares	Value ($)
	Harvest Natural Resources, Inc. (a)	72,250	1,199,350
	Magnum Hunter Resources, Inc. (a)	81,000	934,740
	Range Resources Corp.	50,500	883,245
	Stone Energy Corp. (a)	28,900	1,264,664
	Western Gas Resources, Inc.	41,700	1,192,203
	Whiting Petroleum Corp. (a)	22,400	680,960
	Oil & Gas Total		8,785,754
	ENERGY TOTAL		12,344,035
FINANCIALS – 27.0%
Capital Markets – 0.2%
	LaBranche & Co., Inc. (a)	47,600	402,220
Commercial Banks – 11.7%
	BancFirst Corp.	4,700	301,364
	BancorpSouth, Inc.	38,600	887,414
	BancTrust Financial Group, Inc.	26,200	492,560
	Bank of Granite Corp.	37,400	725,934
	Bryn Mawr Bank Corp.	45,600	915,648
	Capitol Bancorp Ltd.	39,300	1,153,062
	Chemical Financial Corp.	36,867	1,346,383
	Chittenden Corp.	52,575	1,432,669
	Columbia Banking Systems, Inc.	28,000	666,120
	Community Trust Bancorp, Inc.	22,784	708,127
	Corus Bankshares, Inc.	34,600	1,492,298
	First Citizens BancShares, Inc., Class A	5,600	660,800
	First Financial Bankshares, Inc.	18,775	754,004
	Greater Bay Bancorp	30,100	865,375
	Hancock Holding Co.	17,300	549,967
	ITLA Capital Corp. (a)	17,900	826,980
	MASSBANK Corp.	13,300	493,962
	Merchants Bancshares, Inc.	30,000	862,500
	Mid-State Bancshares	53,050	1,364,976
	Northrim BanCorp, Inc.	27,300	596,505
	Riggs National Corp.	28,980	643,356
	S.Y. Bancorp, Inc.	5,400	121,878
	Sterling Bancshares, Inc.	89,000	1,197,050
	TriCo Bancshares	75,100	1,571,092
	UMB Financial Corp.	23,700	1,129,779
	Whitney Holding Corp.	26,800	1,125,600
	Wintrust Financial Corp.	15,500	887,840
	Commercial Banks Total		23,773,243

3

		Shares	Value ($)
Consumer Finance – 0.8%
	Cash America International, Inc.	69,440	1,698,502
Diversified Financial Services – 1.6%
	Metris Companies, Inc. (a)	112,300	1,098,294
	MFC Bancorp Ltd. (a)	90,800	1,665,272
	QC Holdings, Inc. (a)	25,900	412,587
	Diversified Financial Services Total		3,176,153
Insurance – 5.4%
	AmerUs Group Co.	15,800	647,800
	Baldwin & Lyons, Inc., Class B	8,400	212,016
	CNA Surety Corp. (a)	58,000	614,800
	Commerce Group, Inc.	18,700	905,080
	Delphi Financial Group, Inc., Class A	33,586	1,349,150
	Harleysville Group, Inc.	45,500	940,030
	Horace Mann Educators Corp.	44,400	780,552
	Kansas City Life Insurance Co.	4,200	178,794
	Navigators Group, Inc. (a)	18,400	538,016
	Phoenix Companies, Inc.	93,650	975,833
	ProCentury Corp.	62,900	625,855
	Quanta Capital Holdings Ltd. (a)	73,600	599,840
	RLI Corp.	27,400	1,028,870
	UICI	14,800	484,552
	United National Group Ltd., Class A (a)	39,700	576,444
	Universal American Financial Corp. (a)	38,600	499,098
	Insurance Total		10,956,730
Real Estate – 7.3%
	Alexandria Real Estate Equities, Inc., REIT	19,200	1,261,824
	American Financial Realty Trust, REIT	43,500	613,785
	BioMed Realty Trust, Inc.	66,800	1,175,012
	Boykin Lodging Co., REIT (a)	75,100	631,591
	Brandywine Realty Trust, REIT	27,900	794,592
	EastGroup Properties, Inc., REIT	33,150	1,100,580
	Equity One, Inc., REIT	44,200	867,204
	First Potomac Realty Trust, REIT	39,200	809,872
	Getty Realty Corp.	29,850	782,667
	Gladstone Commercial Corp., REIT	35,500	575,455
	Mid-America Apartment Communities, Inc., REIT	34,350	1,337,932
	Nationwide Health Properties, Inc.	56,650	1,175,488
	PS Business Parks, Inc., REIT	40,200	1,601,970

4

		Shares	Value ($)
	Tanger Factory Outlet Centers, Inc., REIT	20,000	895,600
	Universal Health Realty Income Trust, REIT	20,100	609,030
	Urstadt Biddle Properties, Inc., Class A, REIT	43,100	656,844
	Real Estate		14,889,446
	FINANCIALS TOTAL		54,896,294
HEALTH CARE – 4.6%
Health Care Equipment & Supplies – 0.2%
	Sola International, Inc. (a)	20,100	382,905
Health Care Providers & Services – 4.0%
	Capital Senior Living Corp. (a)	20,600	98,880
	Cross Country Healthcare, Inc. (a)	42,500	658,750
	Genesis HealthCare Corp. (a)	23,300	708,553
	Gentiva Health Services, Inc. (a)	43,000	703,910
	Hooper Holmes, Inc.	101,900	456,512
	Kindred Healthcare, Inc. (a)	50,100	1,222,440
	OCA, Inc. (a)	87,700	415,698
	PAREXEL International Corp. (a)	54,900	1,076,040
	Pediatrix Medical Group, Inc. (a)	21,700	1,190,245
	Province Healthcare Co. (a)	28,000	585,760
	Stewart Enterprises, Inc., Class A (a)	139,300	968,135
	Health Care Providers & Services Total		8,084,923
Pharmaceuticals – 0.4%
	Perrigo Co.	43,600	895,980
	HEALTH CARE TOTAL		9,363,808
INDUSTRIALS – 19.8%
Aerospace & Defense – 2.7%
	AAR Corp. (a)	62,523	778,411
	Esterline Technologies Corp. (a)	42,900	1,312,311
	Herley Industries, Inc. (a)	31,500	588,735
	Kaman Corp., Class A	52,800	630,432
	Ladish Co., Inc. (a)	66,250	606,188
	Precision Castparts Corp.	25,300	1,519,265
	Aerospace & Defense Total		5,435,342
Air Freight & Logistics – 1.1%
	HUB Group, Inc., Class A (a)	31,903	1,188,387
	Ryder System, Inc.	20,500	964,320
	Air Freight & Logistics Total		2,152,707

5

		Shares	Value ($)
Airlines – 0.5%
	FLYi, Inc. (a)	38,800	151,708
	MAIR Holdings, Inc. (a)	26,350	216,070
	Skywest, Inc.	47,100	708,855
	Airlines Total		1,076,633
Building Products – 0.5%
	NCI Building Systems, Inc. (a)	34,400	1,097,360
Commercial Services & Supplies – 4.9%
	ABM Industries, Inc.	43,900	884,585
	Angelica Corp.	24,100	599,608
	Casella Waste Systems, Inc., Class A (a)	94,100	1,114,144
	Century Business Services, Inc. (a)	59,374	266,589
	Consolidated Graphics, Inc. (a)	43,650	1,828,935
	Danka Business Systems PLC, ADR (a)	62,000	235,600
	Electro Rent Corp. (a)	19,450	214,728
	First Consulting Group, Inc. (a)	1,427	6,764
	Healthcare Services Group, Inc.	56,100	1,007,556
	Imagistics International, Inc. (a)	48,950	1,644,720
	NCO Group, Inc. (a)	30,000	808,500
	SOURCECORP, Inc. (a)	30,000	664,200
	TeleTech Holdings, Inc. (a)	70,000	660,800
	Commercial Services & Supplies Total		9,936,729
Construction & Engineering – 1.8%
	Comfort Systems USA, Inc. (a)	99,750	658,350
	Dycom Industries, Inc. (a)	42,700	1,212,253
	EMCOR Group, Inc. (a)	15,100	568,062
	MasTec, Inc. (a)	17,900	93,975
	Quanta Services, Inc. (a)	30,200	182,710
	Washington Group International, Inc. (a)	27,800	962,436
	Construction & Engineering Total		3,677,786
Electrical Equipment – 1.6%
	C&D Technologies, Inc.	42,600	810,252
	Genlyte Group, Inc. (a)	16,800	1,081,752
	Powell Industries, Inc. (a)	10,600	178,610
	Woodward Governor Co.	16,600	1,120,334
	Electrical Equipment Total		3,190,948

6

		Shares	Value ($)
Machinery – 3.9%
	Alamo Group, Inc.	21,200	396,652
	Briggs & Stratton	15,900	1,291,080
	EnPro Industries, Inc. (a)	45,100	1,088,714
	Harsco Corp.	33,800	1,517,620
	Kadant Inc. (a)	43,400	796,824
	Robbins & Myers, Inc.	40,487	890,714
	Stewart & Stevenson Services, Inc.	61,500	1,086,705
	Tecumseh Products Co., Class A	20,600	862,522
	Machinery Total		7,930,831
Road & Rail – 1.3%
	Covenant Transport, Inc., Class A (a)	34,250	661,710
	Dollar Thrifty Automotive Group, Inc. (a)	29,800	725,034
	U.S. Xpress Enterprises, Inc., Class A (a)	20,600	381,924
	Werner Enterprises, Inc.	50,100	967,431
	Road & Rail Total		2,736,099
Trading Companies & Distributors – 1.5%
	Hughes Supply, Inc.	46,522	1,398,917
	Watsco, Inc.	51,850	1,557,055
	Trading Companies & Distributors Total		2,955,972
	INDUSTRIALS TOTAL		40,190,407
INFORMATION TECHNOLOGY – 12.4%
Communications Equipment – 1.2%
	Anaren, Inc. (a)	59,400	799,524
	Belden CDT, Inc.	28,300	616,940
	Black Box Corp.	18,100	668,795
	Tollgrade Communications, Inc. (a)	45,450	399,505
	Communications Equipment Total		2,484,764
Computers & Peripherals – 1.6%
	ActivCard Corp. (a)	72,400	444,536
	Advanced Digital Information Corp. (a)	13,800	120,060
	Electronics for Imaging, Inc. (a)	15,300	248,472
	Hutchinson Technology, Inc. (a)	26,000	694,980
	Hypercom Corp. (a)	84,300	622,134
	Imation Corp.	8,000	284,720
	Innovex, Inc. (a)	56,600	230,362
	Intergraph Corp. (a)	17,566	477,268
	UNOVA, Inc. (a)	5,800	81,490
	Computers & Peripherals Total		3,204,022

7

		Shares	Value ($)
Electronic Equipment & Instruments – 3.4%
	Agilysys, Inc.	36,750	635,407
	Anixter International, Inc. (a)	18,350	643,902
	Benchmark Electronics, Inc. (a)	24,100	718,180
	Brightpoint, Inc. (a)	65,600	1,128,320
	Checkpoint Systems, Inc. (a)	45,500	708,435
	Identix, Inc. (a)	88,300	588,078
	MTS Systems Corp.	33,050	702,313
	NU Horizons Electronics Corp. (a)	75,700	480,695
	OSI Systems, Inc. (a)	30,000	483,000
	Planar Systems, Inc. (a)	35,300	395,713
	Vishay Intertechnology, Inc. (a)	28,400	366,360
	Electronic Equipment & Instruments Total		6,850,403
Internet Software & Services – 0.6%
	Keynote Systems, Inc. (a)	57,200	809,952
	Modem Media, Inc. (a)	53,600	288,368
	Stellent, Inc. (a)	17,100	131,841
	Internet Software & Services Total		1,230,161
IT Services – 2.2%
	Acxiom Corp.	43,700	1,037,438
	Compucom Systems, Inc. (a)	114,100	522,578
	Computer Horizons Corp. (a)	82,500	357,225
	Inforte Corp. (a)	57,100	393,990
	Lightbridge, Inc. (a)	69,900	336,918
	MAXIMUS, Inc. (a)	15,800	455,198
	MPS Group, Inc. (a)	162,900	1,369,989
	IT Services Total		4,473,336
Semiconductors & Semiconductor Equipment – 0.5%
	Exar Corp. (a)	46,200	654,192
	Pericom Semiconductor Corp. (a)	45,900	443,394
	Semiconductors & Semiconductor Equipment Total		1,097,586
Software – 2.9%
	Ascential Software Corp. (a)	54,600	735,462
	Captaris, Inc. (a)	115,100	490,326
	Internet Security Systems (a)	42,400	720,800
	Lawson Software, Inc. (a)	56,700	317,520
	MSC.Software Corp. (a)	74,000	594,960
	PLATO Learning, Inc. (a)	81,262	718,356
	SeaChange International, Inc. (a)	48,900	781,911
	Sybase, Inc. (a)	35,200	485,408

8

		Shares	Value ($)
	Transaction Systems Architects, Inc., Class A (a)	54,100	1,005,449
	Software Total		5,850,192
	INFORMATION TECHNOLOGY TOTAL		25,190,464
MATERIALS – 9.1%
Chemicals – 2.7%
	Cytec Industries, Inc.	22,500	1,101,375
	HB Fuller Co.	25,700	704,180
	Lubrizol Corp.	16,000	553,600
	Minerals Technologies, Inc.	16,900	994,734
	Schulman (A.), Inc.	34,350	757,074
	Sensient Technologies Corp.	33,800	731,432
	Stepan Co.	28,000	666,120
	Chemicals Total		5,508,515
Construction Materials – 0.8%
	Eagle Materials, Inc.	21,900	1,561,470
Containers & Packaging – 1.1%
	Aptargroup, Inc.	20,200	888,194
	Greif, Inc., Class A	33,150	1,397,272
	Containers & Packaging Total		2,285,466
Metals & Mining – 3.7%
	AMCOL International Corp.	30,700	586,984
	Carpenter Technology Corp.	47,100	2,248,554
	Metal Management, Inc. (a)	64,800	1,178,064
	Peabody Energy Corp.	19,250	1,145,375
	RTI International Metals, Inc. (a)	58,750	1,137,988
	Steel Technologies, Inc.	48,200	1,234,739
	Metals & Mining Total		7,531,704
Paper & Forest Products – 0.8%
	Glatfelter	70,200	869,778
	Mercer International, Inc. (a)	76,900	669,030
	Paper & Forest Products Total		1,538,808
	MATERIALS TOTAL		18,425,963
TELECOMMUNICATION SERVICES – 0.7%
Diversified Telecommunication Services – 0.4%
	North Pittsburgh Systems, Inc.	35,300	731,063
Wireless Telecommunication Services – 0.3%
	Price Communications Corp. (a)	45,075	687,394
	TELECOMMUNICATION SERVICES TOTAL		1,418,457

9

		Shares	Value ($)
UTILITIES – 3.8%
Electric Utilities – 3.1%
	Central Vermont Public Service Corp.	49,700	999,467
	CH Energy Group, Inc.	33,400	1,529,720
	El Paso Electric Co. (a)	55,700	895,099
	Maine & Maritimes Corp.	11,300	327,700
	MGE Energy, Inc.	19,800	630,036
	Otter Tail Corp.	28,000	714,000
	Puget Energy, Inc.	48,600	1,103,220
	Electric Utilities Total		6,199,242
Gas Utilities – 0.7%
	Cascade Natural Gas Corp.	21,500	456,445
	Northwest Natural Gas Co.	16,200	514,026
	WGL Holdings, Inc.	17,100	483,246
	Gas Utilities Total		1,453,717
	UTILITIES TOTAL		7,652,959

	Total Common Stocks (cost of $189,571,131)		201,249,197

		Par ($)
Short-Term Obligation – 1.7%
	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/04, due 10/01/04 at 1.580%, collateralized by a U.S. Treasury Bond maturing 08/15/22, market value of $3,514,027 (repurchase proceeds $3,440,151)	3,440,000	3,440,000

	Total Short-Term Obligation (cost of $3,440,000)		3,440,000

	Total Investments – 100.8% (cost of $193,011,131)(b)		204,689,197

	Other Assets & Liabilities, Net – (0.8)%		(1,573,652)

	Net Assets – 100.0%		203,115,545

Notes to Investment Portfolio:
(a)	Non-income producing security.
(b)	Cost for both financial statement and federal income tax purposes is the same.

Acronym	Name
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

10

INVESTMENT PORTFOLIO

September 30, 2004 (Unaudited)	Colonial Strategic Income Fund, Variable Series

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – 39.5%
BASIC MATERIALS – 3.1%
Chemicals – 1.8%

Crompton Corp.	7.670% 08/01/10(a)(b)	175,000	180,250
Equistar Chemicals Funding LP	10.625% 05/01/11	310,000	353,400
HMP Equity Holdings Corp.	(c) 05/15/08	560,000	350,000
Huntsman ICI Holdings LLC	(c) 12/31/09	1,090,000	577,700
IMC Global, Inc.	10.875% 08/01/13	205,000	259,069
Lyondell Chemical Co.	9.625% 05/01/07	350,000	379,750
Nova Chemicals Corp.	6.500% 01/15/12	110,000	112,445
Terra Capital Inc.	12.875% 10/15/08	310,000	384,400
UAP Holding Corp.	(d) 07/15/12
	(10.750% 01/15/08)(b)	190,000	145,350
Westlake Chemical Corp.	8.750% 07/15/11	85,000	95,413
	Chemicals Total		2,837,777
Forest Products & Paper – 0.6%
Buckeye Technologies, Inc.	8.500% 10/01/13	40,000	43,000
Caraustar Industries, Inc.	9.875% 04/01/11	190,000	203,300
Georgia-Pacific Corp.	8.000% 01/15/24	125,000	142,500
Millar Western Forest Products	7.750% 11/15/13	145,000	152,250
Newark Group, Inc.	9.750% 03/15/14(b)	180,000	186,300
Norske Skog Canada Ltd.
	7.375% 03/01/14	65,000	67,600
	8.625% 06/15/11	90,000	97,425
	Forest Products & Paper Total		892,375
Iron/Steel – 0.4%
Bayou Steel Corp.	9.000% 03/31/11	125,000	116,250
Oregon Steel Mills Inc.	10.000% 07/15/09	130,000	141,375
Steel Dynamics, Inc.
	9.500% 03/15/09	55,000	61,738
	9.500% 03/15/09	50,000	56,125
Wise Metals Group LLC	10.250% 05/15/12(b)	200,000	202,000
	Iron/Steel Total		577,488
Mining – 0.3%
Earle M. Jorgensen & Co.	9.750% 06/01/12	270,000	300,375
Kaiser Aluminum & Chemical Corp.	10.875% 10/15/06(e)	240,000	231,000
	Mining		531,375
	BASIC MATERIALS TOTAL		4,839,015

1

COMMUNICATIONS – 9.4%
Advertising – 0.2%
Advanstar Communications, Inc.
	(d)10/15/11
	(15.000% 10/15/05)	185,000	157,250
	12.000% 02/15/11	145,000	153,337
	Advertising Total		310,587
Media – 4.4%
Cablevision Systems Corp.	5.670% 04/01/09(a)(b)	185,000	191,937
Charter Communications Holding LLC
	9.920% 04/01/11	895,000	689,150
	10.250% 09/15/10	160,000	162,800
Coleman Cable, Inc.	9.875% 10/01/12(b)	260,000	266,500
CSC Holdings, Inc.
	6.750% 04/15/12(b)	105,000	105,525
	7.625% 04/01/11	25,000	26,250
Dex Media East LLC	12.125% 11/15/12	240,000	297,600
Dex Media West LLC	9.875% 08/15/13	176,000	206,800
Dex Media, Inc.
	(d) 11/15/13
	(9.000% 11/15/08)(b)	160,000	116,800
	8.000% 11/15/13	220,000	230,450
DirecTV Holdings LLC	8.375% 03/15/13	115,000	131,100
EchoStar DBS Corp.	6.375% 10/01/11	290,000	292,900
Fisher Communications, Inc.	8.625% 09/15/14(b)	180,000	187,200
Granite Broadcasting Corp.	9.750% 12/01/10	365,000	334,888
Haights Cross Communications, Inc.	(d) 08/15/11
	(12.500% 02/01/09)	205,000	125,050
Haights Cross Operating	11.750% 08/15/11	195,000	214,500
Hollinger, Inc.
	11.875% 03/01/11(b)	81,000	81,000
	12.875% 03/01/11(b)	127,000	144,780
Insight Communications, Inc.	(d) 02/15/11
	(12.250% 02/15/06)	275,000	257,125
Northland Cable Television, Inc.	10.250% 11/15/07	305,000	309,575
Paxson Communications	10.750% 07/15/08	250,000	250,625
Primedia, Inc.	8.875% 05/15/11	285,000	283,575
Quebecor Media, Inc.	11.125% 07/15/11	400,000	462,000
Sinclair Broadcast Group, Inc.	8.750% 12/15/11	250,000	272,500
Spanish Broadcasting System	9.625% 11/01/09	295,000	309,750
Telenet Group Holding NV	(d) 06/15/14
	(11.500% 12/15/08)(b)	260,000	187,200
TV Azteca SA de CV	10.500% 02/15/07	445,000	453,900
XM Satellite Radio, Inc.	7.194% 05/01/09(a)	160,000	162,400
Yell Finance BV	10.750% 08/01/11	255,000	297,713
	Media Total		7,051,593

2

Telecommunications – 4.8%
American Cellular Corp., Series B	10.000% 08/01/11	180,000	146,700
American Towers, Inc.	7.250% 12/01/11	130,000	135,200
Axtel SA	11.000% 12/15/13	270,000	276,075
Carrier1 International SA	13.250% 02/15/09(f)	500,000	45,000
Cincinnati Bell, Inc.	8.375% 01/15/14	270,000	245,700
Dobson Communications Corp.	8.875% 10/01/13	290,000	188,500
Fairpoint Communications	11.875% 03/01/10	180,000	207,000
Horizon PCS, Inc.	13.750% 06/15/11(f)	285,000	116,850
Insight Midwest	9.750% 10/01/09	115,000	120,750
Lucent Technologies, Inc.	6.450% 03/15/29	220,000	177,100
Nextel Communications, Inc.	7.375% 08/01/15	505,000	541,612
Nextel Partners, Inc.	8.125% 07/01/11	400,000	425,000
PanAmSat Corp.	9.000% 08/15/14(b)	120,000	124,800
PanAmSat Holding Corp.	(d) 11/01/14
	(10.375% 11/01/09)(b)(g)	335,000	195,556
Pegasus Satellite Communications, Inc.	11.250% 01/15/10(b)(f)	270,000	176,850
Qwest Capital Funding
	7.250% 02/15/11	665,000	591,850
	7.750% 02/15/31	265,000	202,725
Qwest Services Corp.	13.500% 12/15/10(b)	680,000	796,450
Rogers Cantel, Inc.	9.750% 06/01/16	380,000	425,600
Rural Cellular Corp.	8.250% 03/15/12(b)	150,000	154,125
SBA Communications Corp.	10.250% 02/01/09	395,000	422,650
SBA Telecommunications, Inc.	(d) 12/15/11
	(9.750% 12/15/07)	160,000	130,400
Securus Technologies, Inc.	11.000% 09/01/11(b)	225,000	223,313
Spectrasite Inc.	8.250% 05/15/10	150,000	161,250
Time Warner Telecom LLC
	9.750% 07/15/08	100,000	98,500
	10.125% 02/01/11	255,000	247,350
UbiquiTel Operating Co.
	9.875% 03/01/11	150,000	156,750
	9.875% 03/01/11(b)(g)	110,000	114,538

3

US LEC Corp.	10.670% 10/01/09(a)(b)	115,000	114,977
US Unwired, Inc.	10.000% 06/15/12	300,000	314,250
Western Wireless Corp.	9.250% 07/15/13	270,000	276,075
	Telecommunications Total		7,553,496
	COMMUNICATIONS TOTAL		14,915,676
CONSUMER CYCLICAL – 8.0%
Airlines – 0.4%
Continental Airlines, Inc.	7.568% 12/01/06	275,000	195,250
Delta Air Lines, Inc.	7.900% 12/15/09	360,000	100,800
Northwest Airlines, Inc.	9.875% 03/15/07	305,000	233,325
United Air Lines	2.020% 03/02/49(h)	205,339	166,325
	Airlines Total		695,700
Apparel – 0.4%
Broder Brothers Co.	11.250% 10/15/10	170,000	170,000
Levi Strauss & Co.	12.250% 12/15/12	180,000	189,900
Phillips-Van Heusen
	7.250% 02/15/11	95,000	98,325
	8.125% 05/01/13	90,000	96,750
Warnaco, Inc.	8.875% 06/15/13	65,000	72,312
	Apparel Total		627,287
Auto Manufacturers – 0.1%
Navistar International	7.500% 06/15/11	175,000	184,625
	Auto Manufacturers Total		184,625
Auto Parts & Equipment – 0.8%
Accuride Corp.	9.250% 02/01/08	100,000	101,000
Dana Corp.	9.000% 08/15/11	135,000	162,675
Delco Remy International, Inc.	11.000% 05/01/09	200,000	210,000
Dura Operating Corp.
	8.625% 04/15/12	225,000	223,312
	9.000% 05/01/09	20,000	17,850
Goodyear Tire & Rubber Co.	7.857% 08/15/11	255,000	240,338
Rexnord Corp.	10.125% 12/15/12	150,000	169,500
TRW Automotive, Inc.	9.375% 02/15/13	49,000	56,105
	Auto Parts & Equipment Total		1,180,780
Entertainment – 1.7%
LCE Acquisition Corp.	9.000% 08/01/14(b)	290,000	298,700
Mohegan Tribal Gaming Authority	7.125% 08/15/14(b)	45,000	47,250
Pinnacle Entertainment, Inc.
	8.250% 03/15/12	450,000	448,875
	8.750% 10/01/13	175,000	179,812

4

River Rock Entertainment	9.750% 11/01/11	255,000	269,025
Seneca Gaming Corp.	7.250% 05/01/12(b)	215,000	221,988
Six Flags, Inc.	9.500% 02/01/09	640,000	627,200
Steinway Musical Instruments, Inc.	8.750% 04/15/11	155,000	168,950
Vail Resorts, Inc.	6.750% 02/15/14	180,000	180,450
Warner Music Group	7.375% 04/15/14(b)	240,000	247,800
	Entertainment Total		2,690,050
Home Builders – 1.0%
D.R. Horton, Inc.	9.750% 09/15/10	575,000	688,562
K. Hovnanian Enterprises, Inc.
	8.875% 04/01/12	45,000	50,175
	10.500% 10/01/07	250,000	291,875
Standard Pacific Corp.	9.250% 04/15/12	275,000	318,313
William Lyon Homes, Inc.	10.750% 04/01/13	140,000	161,350
	Home Builders Total		1,510,275
Home Furnishings – 0.1%
Norcraft Companies	9.000% 11/01/11(b)	90,000	97,425
	Home Furnishings Total		97,425
Leisure Time – 0.8%
AMF Bowling Worldwide, Inc.	10.000% 03/01/10(b)	160,000	169,600
Bombardier Recreational	8.375% 12/15/13(b)	290,000	305,225
Equinox Holdings, Inc.	9.000% 12/15/09	240,000	247,200
Hard Rock Hotel, Inc.	8.875% 06/01/13	225,000	239,625
K2, Inc.	7.375% 07/01/14(b)	120,000	126,487
NCL Corp.	10.625% 07/15/14(b)	80,000	83,600
Town Sports International, Inc.	(d) 02/01/14
	(11.000% 02/01/09)	280,000	142,800
	Leisure Time Total		1,314,537
Lodging – 1.6%
Ameristar Casinos, Inc.	10.750% 02/15/09	215,000	244,025
Boyd Gaming Corp.	8.750% 04/15/12	85,000	94,669
Circus & Eldorado/Silver Legacy Capital Corp.	10.125% 03/01/12	125,000	132,500
Hollywood Casino Shreveport	13.000% 08/01/06(e)	600,000	532,500
Inn of the Mountain Gods Resort	12.000% 11/15/10	205,000	233,700
MGM Mirage, Inc.	8.375% 02/01/11	255,000	281,137
Park Place Entertainment Corp.	9.375% 02/15/07	285,000	316,350
Premier Entertainment Biloxi Financial	10.750% 02/01/12	130,000	137,475
Starwood Hotels & Resorts Worldwide, Inc.	7.875% 05/01/12	375,000	426,094
Station Casinos, Inc.	6.875% 03/01/16	65,000	66,787
Wynn Las Vegas LLC	12.000% 11/01/10	97,000	119,553
	Lodging Total		2,584,790

5

Office Furnishings – 0.1%
Tempur-Pedic, Inc.	10.250% 08/15/10	173,000	196,788
	Office Furnishings Total		196,788
Retail – 0.8%
Asbury Automotive Group	8.000% 03/15/14	200,000	197,000
Denny’s Corp.	10.000% 10/01/12(b)(g)	170,000	170,850
Ferrellgas Partners LP	8.750% 06/15/12	180,000	198,450
Finlay Fine Jewelry Corp.	8.375% 06/01/12(b)	175,000	188,125
Jean Coutu Group, Inc.	8.500% 08/01/14(b)	145,000	143,912
Loehmanns Capital Corp.	10.240% 10/01/11(a)(b)(g)	60,000	60,000
Rite Aid Corp.	9.250% 06/01/13	295,000	300,900
Saks, Inc.	7.000% 12/01/13	55,000	56,238
	Retail Total		1,315,475
Textiles – 0.2%
Collins & Aikman Floor Covering, Inc.	9.750% 02/15/10	170,000	179,775
Invista	9.250% 05/01/12(b)	135,000	144,450
	Textiles Total		324,225
	CONSUMER CYCLICAL TOTAL		12,721,957
CONSUMER NON-CYCLICAL – 5.3%
Agriculture – 0.3%
North Atlantic Trading	9.250% 03/01/12	155,000	148,800
Seminis Vegetable Seeds, Inc.	10.250% 10/01/13	303,000	346,935
	Agriculture Total		495,735
Beverages – 0.1%
Constellation Brands, Inc.	8.125% 01/15/12	175,000	192,937
	Beverages Total		192,937
Biotechnology – 0.2%
Bio-Rad Laboratories, Inc.	7.500% 08/15/13	220,000	235,950
	Biotechnology Total		235,950
Commercial Services – 1.6%
Corrections Corp. of America	9.875% 05/01/09	190,000	212,562
Dollar Financial Group	9.750% 11/15/11	290,000	307,400
Geo Group, Inc.	8.250% 07/15/13	120,000	123,900
Iron Mountain, Inc.	7.750% 01/15/15	55,000	58,987
Language Line Holdings, Inc.	11.125% 06/15/12(b)	310,000	317,750
NationsRent, Inc.	9.500% 10/15/10	335,000	360,125
Service Corp. International	7.700% 04/15/09	275,000	297,000
Sheridan Group	10.250% 08/15/11(b)	155,000	168,563
Team Health, Inc.	9.000% 04/01/12(b)	190,000	188,100
Von Hoffmann Corp.	10.250% 03/15/09	360,000	399,150
Williams Scotsman, Inc.	9.875% 06/01/07	155,000	148,025
	Commercial Services Total		2,581,562

6

Cosmetics/Personal Care – 0.1%
Elizabeth Arden, Inc.	7.750% 01/15/14	175,000	183,750
	Cosmetics/Personal Care Total		183,750
Food – 1.1%
Del Monte Corp.	9.250% 05/15/11	420,000	463,050
Dole Food Co., Inc.	8.625% 05/01/09	285,000	311,363
Merisant Co.	9.500% 07/15/13(b)	135,000	129,600
Pinnacle Foods Holdings	8.250% 12/01/13(b)	270,000	254,475
Stater Brothers Holdings	8.125% 06/15/12(b)	255,000	266,475
Tabletop Holdings Inc.	(b) 05/15/14
	(12.250% 11/15/08)(d)	340,000	176,800
United Agriculture Products, Inc.	8.250% 12/15/11(b)	160,000	172,800
	Food Total		1,774,563
Healthcare Products – 0.4%
MedQuest, Inc.	11.875% 08/15/12	310,000	353,400
MQ Associates, Inc.	(d) 08/15/12
	(12.250% 08/15/08) (b)	450,000	281,250
	Healthcare Products Total		634,650
Healthcare Services – 1.1%
Coventry Health Care, Inc.	8.125% 02/15/12	220,000	244,200
Insight Health Services Corp.	9.875% 11/01/11	305,000	305,763
Tenet Healthcare Corp.
	6.375% 12/01/11	30,000	26,925
	9.875% 07/01/14(b)	520,000	543,400
United Surgical Partners International, Inc.	10.000% 12/15/11	250,000	285,625
US Oncology, Inc.	9.000% 08/15/12(b)	235,000	244,400
	Healthcare Services Total		1,650,313
Household Products/Wares – 0.4%
Amscan Holdings, Inc.	8.750% 05/01/14(b)	245,000	248,675
Playtex Products, Inc.	9.375% 06/01/11	380,000	389,500
	Household Products/Wares Total		638,175
	CONSUMER NON-CYCLICAL TOTAL		8,387,635
DIVERSIFIED – 0.9%
Holding Companies Diversified – 0.9%
Atlantic Broadband Financial	9.375% 01/15/14(b)	225,000	214,875
JSG Funding PLC	9.625% 10/01/12	340,000	384,200
Marquee Holdings, Inc.	(d) 08/15/14
	(12.000% 08/15/09)(b)	595,000	354,025
Stena AB
	7.500% 11/01/13	260,000	266,344
	9.625% 12/01/12	170,000	190,485
	Holding Companies Diversified Total		1,409,929
	DIVERSIFIED TOTAL		1,409,929

7

ENERGY – 3.2%
Oil & Gas – 2.0%
Chesapeake Energy Corp.	7.500% 06/15/14	185,000	202,575
Coastal Corp.	7.750% 06/15/10	460,000	457,700
Compton Petroleum Corp.	9.900% 05/15/09	275,000	305,250
Encore Acquisition Co.	8.375% 06/15/12	195,000	216,450
Energy Partners Ltd.	8.750% 08/01/10	125,000	134,375
Gazprom	9.625% 03/01/13	630,000	700,875
Harvest Natural Resource	9.375% 11/01/07	215,000	218,494
Magnum Hunter Resources, Inc.	9.600% 03/15/12	101,000	113,625
Ocean Rig Norway AS	10.250% 06/01/08	155,000	158,100
Premcor Refining Group	7.500% 06/15/15	165,000	177,375
Pride International, Inc.	7.375% 07/15/14(b)	130,000	142,350
Whiting Petroleum Corp.	7.250% 05/01/12	290,000	295,075
	Oil & Gas Total		3,122,244
Oil & Gas Services – 0.1%
Newpark Resources, Inc.	8.625% 12/15/07	185,000	186,850
	Oil & Gas Services Total		186,850
Pipelines – 1.1%
Dynegy Holdings, Inc.
	6.875% 04/01/11	200,000	190,000
	9.875% 07/15/10(b)	110,000	124,300
Northwest Pipeline Corp.	8.125% 03/01/10	85,000	94,987
Sonat, Inc.
	6.875% 06/01/05	135,000	137,025
	7.625% 07/15/11	525,000	517,125

8

Southern Natural Gas Co.	8.875% 03/15/10	130,000	146,250
Williams Companies, Inc.	8.125% 03/15/12	430,000	494,500
	Pipelines Total		1,704,187
	ENERGY TOTAL		5,013,281
FINANCIALS – 2.2%
Diversified Financial Services – 1.9%
BCP Caylux Holdings	9.625% 06/15/14(b)	140,000	151,200
Caithness Coso Funding Corp.	9.050% 12/15/09	278,473	306,320
E*Trade Financial Corp.	8.000% 06/15/11(b)	180,000	187,200
Finova Group, Inc.	7.500% 11/15/09	315,900	155,581
Global Cash Access LLC/Global Cash Finance Group	8.750% 03/15/12(b)	265,000	281,562
iPCS Escrow Co.	11.500% 05/01/12(b)	105,000	111,825
Jostens IH Corp.	7.625% 10/01/12(b)(g)	145,000	145,000
LaBranche & Co.	11.000% 05/15/12(b)	320,000	329,600
Pemex Finance Ltd.
	9.150% 11/15/18	310,000	392,063
	10.610% 08/15/17	215,000	292,867
Standard Aero Holdings, Inc.	8.250% 09/01/14(b)	175,000	182,875
UCAR Finance, Inc.	10.250% 02/15/12	250,000	286,250
WII Components, Inc.	10.000% 02/15/12	205,000	198,850
	Diversified Financial Services Total		3,021,193
Real Estate Investment Trusts – 0.2%
La Quinta Properties	7.000% 08/15/12(b)	60,000	63,450
Thornburg Mortgage, Inc.	8.000% 05/15/13	160,000	166,400
	Real Estate Investment Trusts Total		229,850
Savings & Loans – 0.1%
Western Financial Bank	9.625% 05/15/12	140,000	158,200
	Savings & Loans Total		158,200
	FINANCIALS TOTAL		3,409,243
INDUSTRIALS – 5.2%
Aerospace & Defense – 0.5%
Argo Tech Corp.	9.250% 06/01/11(b)	140,000	151,200
BE Aerospace, Inc.	8.875% 05/01/11	270,000	274,725
Sequa Corp.	8.875% 04/01/08	145,000	157,325
TransDigm, Inc.	8.375% 07/15/11	155,000	165,850
	Aerospace & Defense Total		749,100

9

Building Materials – 0.6%
Associated Materials, Inc.	(d) 03/01/14
	(11.250% 03/01/09)(b)	130,000	94,900
Atrium Companies, Inc., Series B	10.500% 05/01/09	415,000	437,306
Congoleum Corp.	8.625% 08/01/08 (i)	140,000	109,200
Nortek Holdings, Inc.	8.500% 09/01/14(b)	85,000	88,825
US Concrete, Inc.	8.125% 04/01/14	195,000	206,700
	Building Materials Total		936,931
Engineering & Construction – 0.1%
J. Ray McDermott SA	11.000% 12/15/13(b)	205,000	223,450
	Engineering & Construction Total		223,450
Environmental Control – 0.5%
Allied Waste North America, Inc.
	7.875% 04/15/13	340,000	357,850
	8.500% 12/01/08	150,000	162,375
Waste Services, Inc.	9.500% 04/15/14(b)	250,000	236,250
	Environmental Control Total		756,475
Machinery-Construction & Mining – 0.2%
Terex Corp., Series B	10.375% 04/01/11	215,000	242,950
	Machinery-Construction & Mining Total		242,950
Metal Fabricate Hardware – 0.8%
Fastentech, Inc.	11.500% 05/01/11(b)	340,000	381,650
Mueller Group, Inc.	10.000% 05/01/12(b)	200,000	216,000
Mueller Holdings, Inc.	14.750% 04/15/14(b)	255,000	164,475
TriMas Corp.	9.875% 06/15/12	455,000	473,200
	Metal Fabricate Hardware Total		1,235,325
Miscellaneous Manufacturing – 0.6%
Hexcel Corp.	9.750% 01/15/09	225,000	236,250
J.B. Poindexter & Co.	8.750% 03/15/14(b)	215,000	228,437
Koppers Industries, Inc.	9.875% 10/15/13	240,000	265,200
SPX Corp.	7.500% 01/01/13	75,000	76,313
Trinity Industries, Inc.	6.500% 03/15/14	105,000	103,425
	Miscellaneous Manufacturing Total		909,625
Packaging & Containers – 1.0%
Consolidated Container Co.	(d) 06/15/09
	(10.750% 06/15/07) (b)	175,000	140,000
Crown European Holdings SA	10.875% 03/01/13	190,000	221,350
Owens-Brockway Glass Container	8.250% 05/15/13	370,000	393,587
Owens-Illinois, Inc.
	7.350% 05/15/08	240,000	247,200
	7.500% 05/15/10	45,000	45,900

10

Portola Packaging, Inc.	8.250% 02/01/12	190,000	150,100
Smurfit-Stone Container Corp.	8.250% 10/01/12	165,000	181,500
Tekni-Plex, Inc.	12.750% 06/15/10	205,000	171,688
	Packaging & Containers Total		1,551,325
Transportation – 1.0%
Allied Holdings, Inc.	8.625% 10/01/07	155,000	120,900
CHC Helicopter Corp.	7.375% 05/01/14	175,000	182,656
Petroleum Helicopters, Inc.	9.375% 05/01/09	325,000	349,375
QDI Capital Corp.	9.000% 11/15/10(b)	240,000	228,000
Ship Finance International Ltd.	8.500% 12/15/13	375,000	369,375
Teekay Shipping Corp.	8.875% 07/15/11	60,000	67,800
TFM SA de CV	12.500% 06/15/12	230,000	255,300
	Transportation Total		1,573,406
	INDUSTRIALS TOTAL		8,178,587
TECHNOLOGY – 0.1%
Semiconductors – 0.1%
Amkor Technology, Inc.	9.250% 02/15/08	210,000	193,988
	Semiconductors Total		193,988
	TECHNOLOGY TOTAL		193,988
UTILITIES – 2.1%
Electric – 2.1%
AES Corp.
	9.000% 05/15/15(b)	70,000	79,450
	9.500% 06/01/09	182,000	203,840
Calpine Corp.	8.500% 07/15/10(b)	305,000	232,944
Calpine Generating Co.
	10.250% 04/01/11(a)(b)	240,000	218,400
	11.500% 04/01/11(b)	265,000	230,550
CMS Energy Corp.	8.900% 07/15/08	265,000	288,850
Edison Mission Energy	9.875% 04/15/11	290,000	337,850
Illinova Power Co.	11.500% 12/15/10	75,000	90,094
Mission Energy Holding	13.500% 07/15/08	85,000	107,525
MSW Energy Holdings Finance
	7.375% 09/01/10	90,000	94,725
	8.500% 09/01/10	270,000	297,675
Nevada Power Co.
	9.000% 08/15/13	125,000	144,062
	10.875% 10/15/09	215,000	249,937

11

Orion Power Holdings, Inc.	12.000% 05/01/10	195,000	244,237
PSE&G Energy Holdings, Inc.	8.625% 02/15/08	275,000	303,188
TNP Enterprises, Inc.	10.250% 04/01/10	195,000	211,088
	Electric Total		3,334,415
	UTILITIES TOTAL		3,334,415

	Total Corporate Fixed-Income Bonds & Notes (cost of $58,376,798)		62,403,726

12

Foreign Government Obligations – 33.2%
Aries Vermogensverwal	7.750% 10/25/09(b)	EUR	250,000	328,550
Commonwealth of Australia	8.750% 08/15/08	AUD	1,425,000	1,158,096
European Investment Bank	7.625% 12/07/07	GBP	455,000	885,594
Government of Canada	6.000% 06/01/11	CAD	875,000	759,897
	10.000% 06/01/08	2,846,000		2,736,977
Government of New Zealand	6.000% 11/15/11	NZD	3,470,000	2,333,720
	6.500% 04/15/13	2,545,000		1,767,301
Government of Norway	5.500% 05/15/09	NOK	5,200,000	837,888
Government of Spain	5.500% 07/30/17	EUR	1,580,000	2,204,511
Government of Sweden	5.000% 01/28/09	SEK	18,785,000	2,714,804
	6.750% 05/05/14	11,070,000		1,806,308
Poland Government Bond	8.500% 05/12/07	PLN	3,357,000	985,905
Republic of Brazil	7.720% 06/29/09(a)	EUR	965,000	964,865
	11.000% 08/17/40	USD	643,000	718,874
	11.500% 04/02/09	480,000		686,136
	14.500% 10/15/09	1,200,000		1,545,000
Republic of Bulgaria	2.750% 07/28/11(a)	1,028,300		1,023,158
	8.250% 01/15/15(j)	460,000		566,950
Republic of Colombia	9.750% 04/09/11	237,664		269,274
	10.000% 01/23/12	782,000		868,802
	11.500% 05/31/11	EUR	335,000	493,440
	11.750% 02/25/20	USD	580,000	710,500
Republic of France	4.000% 04/25/14	EUR	945,000	1,173,680
Republic of Germany	4.250% 07/04/14	1,450,000		1,838,942
	6.000% 07/04/07	1,210,000		1,628,272
Republic of Greece	5.350% 05/18/11	555,000		754,469
Republic of Italy	5.000% 02/01/12	2,560,000		3,423,897
Republic of Panama	8.125% 04/28/34	USD	440,000	429,000
	8.875% 09/30/27	365,000		383,250
Republic of Peru	9.875% 02/06/15	660,000		767,250
Republic of Philippines	10.625% 03/16/25	375,000		400,313
Republic of South Africa	5.250% 05/16/13	EUR	1,320,000	1,655,691
	13.000% 08/31/10	ZAR	2,895,000	532,907
Republic of Venezuela	9.250% 09/15/27	USD	868,000	857,150
Russian Federation	5.000% 03/31/30	865,000		832,044
	11.000% 07/24/18	655,000		853,138
	12.750% 06/24/28	955,000		1,451,600
United Kingdom Treasury	5.000% 03/07/12	GBP	368,000	673,857
	7.500% 12/07/06	1,020,000		1,954,982
	9.000% 07/12/11	615,000		1,381,220
United Mexican States	7.500% 03/08/10	EUR	605,000	862,058
	7.500% 04/08/33	USD	1,210,000	1,271,710
	11.375% 09/15/16	930,000		1,367,100

13

Western Australia Treasury Corp.	8.000% 06/15/13	AUD	1,875,000	1,575,031
	FOREIGN GOVERNMENT BONDS TOTAL			52,434,111
	Total Foreign Government Obligations (cost of $47,215,536)			52,434,111
Government Agencies & Obligations – 25.3%
U.S. GOVERNMENT AGENCY – 0.3%
Federal Farm Credit Bank	5.000% 08/25/10	USD	500,000	508,671
	U.S. GOVERNMENT AGENCY TOTAL			508,671
MORTGAGE-BACKED SECURITIES – 2.0%
Federal Home Loan Mortgage Corp.	8.000% 10/01/26	233,167		255,039
Federal National Mortgage Association, To Be Announced	6.500% 10/14/34(g)	2,795,000		2,931,256
Government National Mortage Association	8.000% 04/15/17	12,335		13,506
	MORTGAGE-BACKED SECURITIES TOTAL			3,199,801
U.S. TREASURY NOTES & BONDS – 23.0%
U.S. Treasury Note/Bond
	4.875% 02/15/12	450,000		479,566
	5.625% 05/15/08	2,900,000		3,153,637
	6.500% 10/15/06	3,550,000		3,821,937
	7.500% 11/15/24	1,310,000		1,747,468
	8.750% 05/15/17	4,911,000		6,928,920
	10.375% 11/15/12	3,800,000		4,628,282
	11.625% 11/15/04	2,900,000		2,934,777
	12.500% 08/15/14	9,012,000		12,660,806
	U.S. TREASURY NOTES & BONDS TOTAL			36,355,393
	Total Government Agencies & Obligations (cost of $40,846,843)			40,063,865
Convertible Bonds – 0.4%
COMMUNICATIONS – 0.4%
Telecommunications – 0.4%
Nortel Networks Corp.	4.250% 09/01/08	620,000		593,966
	Telecommunications Total			593,966
	COMMUNICATIONS TOTAL			593,966
UTILITIES –0.0%
Electric – 0.0%
Mirant Corp.	2.500% 06/15/21	185,000		115,625
	Electric Total			115,625
	UTILITIES TOTAL			115,625
	Total Convertible Bonds (cost of $687,187)			709,591

14

		Shares		Value ($)
Common Stocks – 0.1%
BASIC MATERIALS – 0.1%
Iron/Steel – 0.1%
	Bayou Steel Corp.	7,736		232,080
	Iron/Steel Total			232,080
	BASIC MATERIALS TOTAL			232,080
INDUSTRIALS – 0.0%
Commercial Services & Supplies – 0.0%
	Fairlane Management Corp.(k)(l)	2,000		—
	Commercial Services & Supplies Total			—
	INDUSTRIALS TOTAL			—
	Total Common Stocks (cost of $269,219)			232,080
		Units
Warrants –0.0% (m)
COMMUNICATIONS – 0.0%
Media – 0.0%
	Cable Satisfaction International, Inc., Expires 03/01/05(b)(k)(l)	515		—
	Ono Finance PLC,
	Expires 05/31/09(b)(k)(l)	500		—
	Expires 03/16/11(b)(k)(l)	150		—
	Media Total			—
Telecommunications –0.0%
	Carrier1 International SA, Expires 02/19/09(b)(k)(l)	235		—
	Horizon PCS, Inc., Expires 10/01/10(b)(k)(l)	315		—
	Jazztel PLC, Expires 07/15/10(k)(l)	EUR	95	—
	UbiquiTel, Inc., Expires 04/15/10(b)(k)(l)	USD	225	—
		Telecommunications Total		—
		COMMUNICATIONS TOTAL		—
INDUSTRIALS – 0.0%
Transportation – 0.0%
	QDI LLC, Expires 01/15/07(b)(k)	1,020		1,132
		Transportation Total		1,132
		INDUSTRIALS TOTAL		1,132
	Total Warrants (cost of $63,205)			1,132

15

		Par ($)	Value ($)
Short-Term Obligation – 2.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/04, due 10/01/04 at 1.580%, collateralized by a U.S. Treasury Bond maturing 08/15/19, market value of $3,697,688 (repurchase proceeds $3,622,159)	3,622,000	3,622,000

	Total Short-Term Obligation (cost of $3,622,000)		3,622,000

	Total Investments – 100.8% (cost of $151,080,788)(n)		159,466,505

	Other Assets & Liabilities, Net – (0.8)%		(1,292,308)

	Net Assets – 100.0%		158,174,197

Notes to Investment Portfolio:
(a)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2004.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $14,725,626, which represents 9.3% of net assets.

(c)	Zero coupon bond.
(d)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.
(e)	The issuer is in default of certain debt covenants. Income is not being accrued. As of September 30, 2004, the value of these securities amounted to $763,500, which represents 0.5% of net assets.
(f)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. As of September 30, 2004, the value of these securities amounted to $338,700, which represents 0.2% of net assets.

(g)	Security purchased on a delayed delivery basis.
(h)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. As of September 30, 2004, the value of this security represents 0.1% of net assets.

(i)

The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants, however under the issuer’s plan of reorganization, the issuer has guaranteed all interest due and therefore income is still being accrued. As of September 30, 2004, the value of this security represents 0.1% of net assets.

(j)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At September 30, 2004, the value of this security represents 0.4% of net assets.

(k)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(l)	Security has no value.
(m)	Non-income producing security.
(n)	Cost for federal income tax purposes is $152,916,512.

Acronym	Name
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro

16

GBP	Great British Pound
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
USD	United States Dollar
ZAR	South African Rand

Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation

EUR	$1,969,865	$1,924,190	10/20/2004	$(45,675)
EUR	1,093,615	1,085,040	10/28/2004	(8,575)
EUR	147,887	146,965	10/28/2004	(922)
EUR	596,517	592,848	10/28/2004	(3,669)
EUR	423,776	419,430	10/28/2004	(4,346)
EUR	1,385,038	1,376,408	10/28/2004	(8,630)
GBP	1,614,529	1,576,664	10/12/2004	(37,865)
GBP	741,333	733,900	10/25/2004	(7,433)

				$(117,115)

17

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Liberty Variable Investment Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 24, 2004

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	November 24, 2004